   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 27, 1998

                                                               FILE NO. 811-8108
                                                               FILE NO. 33-70984
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       / /
         PRE-EFFECTIVE AMENDMENT NO.                           / /
       POST-EFFECTIVE AMENDMENT NO.  6                           /X/
                                  AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
               1940                                      / /
             AMENDMENT NO. 5                               /X/



                          PROTECTIVE VARIABLE ANNUITY
                                SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                       PROTECTIVE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             2801 HIGHWAY 280 SOUTH
                           BIRMINGHAM, ALABAMA 35223
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (205) 879-9230
                            ------------------------

                           STEVE M. CALLAWAY, Esquire
                       Protective Life Insurance Company
                             2801 Highway 280 South
                           Birmingham, Alabama, 35223
                    (Name and Address of Agent for Services)

                                    COPY TO:
                            STEPHEN E. ROTH, Esquire
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004
                                 (202) 383-0158

    It is proposed that this filing become effective (check appropriate box):

    / / immediately upon filing pursuant to paragraph (b) of Rule 485;

    / / on (date) pursuant to paragraph (b) of Rule 485;


    / / 60 days after filing pursuant to paragraph (a) of Rule 485;


    /X/ on May 1, 1998 pursuant to paragraph (a)(i) of Rule 485

    / / 75 days after filing pursuant to paragraph (a)(ii) of Rule 485; / / on date pursuant to paragraph (a)(ii) of Rule 485.


           TITLE OF SECURITIES BEING REGISTERED: INTERESTS IN A SEPARATE
               ACCOUNT ISSUED THROUGH VARIABLE ANNUITY CONTRACTS.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                      PURSUANT TO RULES 481(A) AND 495(A)

    Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Registration Statement of Information Required by Form N-4.

ITEM OF FORM N-4                                     PROSPECTUS CAPTION
-------------------------------------------  -----------------------------------
                                     PART A

 1. Cover Page.............................. Cover Page
 2. Definitions............................. Definitions
 3. Synopsis................................ Expense Tables; Summary
 4. Condensed Financial Information......... Condensed Financial Information;
                                             Yields and Total Returns
 5. General Description of Registrant,
    Depositor and Portfolio Companies......  The Company, Variable Account and
                                             Funds
   a.   Depositor..........................  The Company, Variable Account and
                                             Funds -- Protective Life Insurance
                                              Company
   b.   Registrant.........................  The Company, Variable Account and
                                             Funds -- The Protective Variable
                                              Annuity Separate Account
   c.   Portfolio Company..................  The Company, Variable Account and
                                             Funds -- The Funds
   d.   Fund Prospectus....................  The Company, Variable Account and
                                             Funds -- The Funds
   e.   Voting Rights......................  The Company, Variable Account and
                                             Funds -- Voting Rights
   f.   Administrators.....................  The Company, Variable Account and
                                             Funds --
 6. Deductions and Expenses................. Charges and Deductions
   a.   General............................  Charges and Deductions
   b.   Sales Load %.......................  Charges and Deductions -- Surrender
                                             Charge
   c.   Special Purchase Plan..............  Surrenders; Transfers
   d.   Commissions........................  Distribution of Contracts
   e.   Expenses -- Registrant.............  Charges and Deductions
   f.   Fund Expenses......................  Charges and Deductions -- Other
                                             Charges Including Investment
                                              Management Fees of the Funds
   g.   Organizational Expenses............  N/A
 7. General Description of Variable Annuity
    Contracts..............................  Description of Variable Annuity
                                             Contracts
   a.   (i) Allocation of Purchase           Purchase Payments, Allocation of
         Payments..........................  Purchase Payments
        (ii) Transfers.....................  Description of Variable Annuity
                                             Contract -- Transfers; Payments
   b.   Changes............................  Description of Variable Annuity
                                             Contract -- Modification
   c.   Inquiries..........................  Description of Variable Annuity
                                             Contract -- Inquiries
 8. Annuity Options......................... Annuity Options
 9. Death Benefit........................... Description of Variable Annuity
                                             Contract -- Death Benefit Before
                                              Annuity Commencement Date; Payment

ITEM OF FORM N-4                                     PROSPECTUS CAPTION
-------------------------------------------  -----------------------------------
10. Purchases and Contract Value............ Description of Variable Annuity
                                             Contract
   a.   Purchases..........................  Description of Variable Annuity
                                             Contract -- Purchase Payments
   b.   Valuation..........................  Description of Variable Annuity
                                             Contract -- Variable Account Value
   c.   Daily Calculation..................  Description of Variable Annuity
                                             Contract -- Variable Account Value
   d.   Underwriter........................  Distribution of Contracts
11. Redemptions............................. Description of Variable Annuity
                                             Contract
   a.   -- By Owners.......................  Description of Variable Annuity
                                             Contract -- Surrenders and Partial
                                              Surrenders; Payments
        -- By Annuitant....................  Description of Variable Annuity
                                             Contract -- proceeds on Annuity
                                              Commencement Date; Annuity Options
   b.   Delay in Payment...................  Description of Variable Annuity
                                             Contract -- Suspension or Delay in
                                              Payments
   c.   Lapse..............................  Description of Variable Annuity
                                             Contract -- Annuity Options
   d.   Free Look Period...................  Description of Variable Annuity
                                             Contract -- Free Look Period
12. Taxes................................... Federal Tax Matters
13. Legal Proceedings....................... Legal Proceedings

APPENDIX

14. Table of Contents in the Statement of
    Additional Information.................  Statements of Additional
                                             Information Table of Contents

                                     PART B

15. Cover Page.............................. Cover Page
16. Table of Contents....................... Statement of Additional Information
                                             Table of Contents
17. General Information and History......... See Prospectus -- The Company,
                                             Variable Account and Funds
18. Services
   a.   Fees and Expenses of Registrant....  N/A
   b.   Management Contract................  See Prospectus -- The Company,
                                             Variable Account and Funds
   c.   Custodian and Independent Public     Safekeeping of Account Assets;
         Accountant........................   Experts
   d.   Assets of Registrants..............  Safekeeping of Accounts Assets
   e.   Affiliated Persons.................  N/A
   f.   Principal Underwriter..............  See Prospectus -- Distribution of
                                             Contracts
19. Purchase of Securities Being Offered.... See Prospectus -- Distribution of
                                             Contracts
20. Underwriter............................. See Prospectus -- Distribution of
                                             Contracts
21. Calculation of Performance Data......... Calculation of Yields and Total
                                             Returns
22. Annuity Options......................... See Prospectus -- Annuity Options
23. Financial Statements.................... Financial Statements

                                     PART A
                  INFORMATION REQUIRED TO BE IN THE PROSPECTUS

                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                      VARIABLE AND FIXED ANNUITY CONTRACT
                                   ISSUED BY

                       Protective Life Insurance Company
                             2801 Highway 280 South
                           Birmingham, Alabama 35223
                           Telephone: 1-800-866-3555


    This Prospectus describes the individual flexible premium deferred variable and fixed annuity contract (the "Contract") offered by Protective Life Insurance Company ("Protective Life"). The Contract is designed for individual investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purpose. It may be purchased on a non-qualified basis. The Contract may also be sold for use with retirement plans receiving special federal income tax treatment under the Internal Revenue Code such as pension and profit sharing plans (including H.R. 10 Plans), tax sheltered annuity plans, individual retirement accounts, and individual retirement annuities.



    Purchase Payments will be allocated, as designated by the Owner(s), to one or more of the Sub-Accounts of the Protective Variable Annuity Separate Account (the "Variable Account"), or the Guaranteed Account or both. The assets of each Sub-Account will be invested solely in a corresponding investment portfolio (each, a "Fund") of Protective Investment Company, Oppenheimer Variable Account Funds, MFS-Registered Trademark- Variable Insurance Trust, and Calvert Variable Series, Inc.



    The Contract Value, except for the Guaranteed Account Value, will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. The Owner(s) bear the investment risk of amounts allocated to the Variable Account.



    This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor should know before investing. Additional information about the Contract and the Variable Account is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on Page 42 of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above.


    PLEASE READ THIS PROSPECTUS CAREFULLY. INVESTORS SHOULD KEEP A COPY FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR EACH OF THE FUNDS.

AN INVESTMENT IN THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR IS THE CONTRACT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE CONTRACT INVOLVES CERTAIN RISKS, INCLUDING THE LOSS OF PURCHASE PAYMENTS (PRINCIPAL).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                               TABLE OF CONTENTS


                                                                                                               PAGE
                                                                                                            -----------
Definitions...............................................................................................           1
Expense Tables............................................................................................           4
Summary...................................................................................................           8
Condensed Financial Information...........................................................................          10
The Company, Variable Account and Funds...................................................................          10
  Protective Life Insurance Company.......................................................................          10
  Protective Variable Annuity Separate Account............................................................          11
  Administration..........................................................................................          11
  The Funds...............................................................................................          11
  Other Investors in the Funds............................................................................          14
  Addition, Deletion or Substitution of Investments.......................................................          14
Description of the Contracts..............................................................................          15
  Issuance of a Contract..................................................................................          15
  Age of Owner............................................................................................          15
  Purchase Payments.......................................................................................          15
  Free Look Period........................................................................................          16
  Allocation of Purchase Payments.........................................................................          16
  Variable Account Value..................................................................................          16
  Transfers...............................................................................................          17
  Surrenders and Partial Surrenders.......................................................................          19
The Guaranteed Account....................................................................................          20
Death Benefit.............................................................................................          21
Suspension or Delay in Payments...........................................................................          22
Charges and Deductions....................................................................................          22
  Surrender Charge (Contingent Deferred Sales Charge).....................................................          22
  Administrative Charges..................................................................................          23
  Transfer Fee............................................................................................          23
  Mortality and Expense Risk Charge.......................................................................          24
  Contract Maintenance Fee................................................................................          24
  Fund Expenses...........................................................................................          24
  Premium Taxes...........................................................................................          24
  Other Taxes.............................................................................................          24
Annuity Income Payments...................................................................................          24
  Annuity Commencement Date...............................................................................          24
  Selection of Annuity Options............................................................................          25
  Annuity Options.........................................................................................          25
  Death of Annuitant or Owner After Annuity Commencement Date.............................................          27
Yields and Total Returns..................................................................................          27
Exchange Offer............................................................................................          29
Federal Tax Matters.......................................................................................          30
  Introduction............................................................................................          30
  The Company's Tax Status................................................................................          31
Taxation of Annuities in General..........................................................................          31
  Tax Deferral During Accumulation Period.................................................................          31
  Taxation of Partial and Full Surrenders.................................................................          32
  Taxation of Annuity Payments............................................................................          33
  Taxation of Death Benefit Proceeds......................................................................          33
  Assignments, Pledges, and Gratuitous Transfers..........................................................          33
  Penalty Tax on Premature Distributions..................................................................          33
  Aggregation of Contracts................................................................................          34
Loss of Interest Deduction Where Contract Is Held
 By or For the Benefit of Certain Non-Natural Persons.....................................................          34

                                                                                                               PAGE
                                                                                                            -----------
Qualified Retirement Plans................................................................................          34
  In General..............................................................................................          34
  Direct Rollovers........................................................................................          36
Federal Income Tax Withholding............................................................................          37
Matters Relating to Contracts Offered Prior to May 1, 1996................................................          37
  Loan Privilege..........................................................................................          38
General Matters...........................................................................................          39
  Modification............................................................................................          39
  Reports.................................................................................................          40
  Inquiries...............................................................................................          40
Distribution of the Contracts.............................................................................          40
Legal Proceedings.........................................................................................          40
Voting Rights.............................................................................................          40
Financial Statements......................................................................................          41
Statement of Additional Information Table of Contents.....................................................          42

                                  DEFINITIONS


    "We", "us", "our", "Protective Life", and "Company" refer to Protective Life Insurance Company. "You" and "your" refer to the person(s) who has been issued a Contract.



    ACCUMULATION UNIT: A unit of measurement used to calculate the value of a Sub-Account prior to the Annuity Commencement Date.



    ADMINISTRATIVE OFFICE:  2801 Highway 280 South, Birmingham, Alabama 35223.


    AGE: The age on the birthday immediately prior to any date for which age is to be determined.


    ALLOCATION OPTION: Any account within the Guaranteed Account and any Sub-Account to which Purchase Payments may be allocated or Contract Value transferred under this Contract.



    ANNIVERSARY VALUE: At any time, the sum of: (1) the Contract Value on a Contract Anniversary; plus (2) all Purchase Payments made since that Contract Anniversary; minus (3) any partial surrenders (and any associated charges) made since that Contract Anniversary. An Anniversary Value is determined for each Contract Anniversary through the earlier of: (1) the deceased Owner's 80th birthday, or (2) the date of the deceased Owner's death.



    ANNUITANT: The person on whose life annuity payments are based. The Owner is the Annuitant unless the Owner designates another person as the Annuitant. The Owner may change the Annuitant by Written Notice prior to the Annuity Commencement Date. However, if any Owner is not an individual, the Annuitant may not be changed.



    ANNUITY COMMENCEMENT DATE: The date as of which the Contract Value, less applicable charges, is applied to a selected Annuity Option.



    ANNUITY INCOME PAYMENT: Payments made by the Company based on the Annuity Option selected.



    ANNUITY OPTION: The payout option selected by the Owner(s) pursuant to which the Company makes Annuity Income Payments: Annuity Options may contain Fixed Annuity Income Payments, Variable Annuity Income Payments, or a combination of both.



    ANNUITY UNIT: A unit of measure used to calculate the amount of the Variable Income Payments.



    ASSUMED INVESTMENT RETURN (AIR): The assumed annual rate of return used to calculate the amount of Variable Income Payments.



    BENEFICIARY: The person or persons entitled to receive the Death Benefit upon the death of an Owner. Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner.



        PRIMARY--The Primary Beneficiary is the surviving Joint Owner, if any. If there is no surviving Joint Owner, the Primary Beneficiary is the person or persons designated on the application or, if changed by the Owner, the person or persons so named in our records.



        CONTINGENT--The person or persons named to receive the Death Benefit if the Primary Beneficiary is not living at the time of an Owner's death. If no Beneficiary designation is in effect or if no Beneficiary is living at the time of an Owner's death, the estate of the deceased Owner is the Beneficiary.



        IRREVOCABLE--An irrevocable Beneficiary is one whose written consent is needed before the Owner can change the Beneficiary designation or exercise certain other rights.


    CODE:  The Internal Revenue Code of 1986, as amended.

    CONTRACT ANNIVERSARY: The same month and day as the Effective Date in each subsequent year of the Contract.

    CONTRACT VALUE: At any time, the sum of: (1) the Variable Account Value; and (2) the Guaranteed Account Value.



    CONTRACT YEAR: Any period of 12 months commencing with the Effective Date or any Contract Anniversary.



    DCA FIXED ACCOUNT: The DCA Fixed Account is part of the Company's general account and is not part of or dependent upon the investment performance of the Variable Account. Only Purchase Payments may be allocated to this account, which is available only in connection with dollar cost averaging. No transfers may be made to this account from other Allocation Options.



    DEATH BENEFIT: The amount, if any, paid to the Beneficiary upon the death of any Owner prior to the Annuity Commencement Date. Only one Death Benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of any Owner's death. References to the Death of an Owner mean the death of the first of the Joint Owners to die.



    EFFECTIVE DATE: The date as of which the initial Purchase Payment is credited under the Contract and the date the Contract takes effect. Contract Years are measured from the Effective Date. The Effective Date is shown on the specifications page of the Contract.



    FIXED ACCOUNT: The Fixed Account is part of the Company's general account and is not part of or dependent upon the investment performance of the Variable Account.



    FIXED ANNUITY INCOME PAYMENT: Annuity Income Payments that do not fluctuate from one income payment to the next.



    FUND: Any open-end management investment company or investment portfolio thereof, or unit investment trust or series thereof, in which a corresponding Sub-Account invests.



    GUARANTEED ACCOUNT: The Fixed Account, DCA Fixed Account and any other account that we may offer with interest rate guarantees.



    GUARANTEED ACCOUNT VALUE: At any time prior to the Annuity Commencement Date, the sum of: (1) Purchase Payments allocated to the Guaranteed Account; plus, (2) Variable Account Value transferred into the Guaranteed Account; plus,
(3) interest credited to the Guaranteed Account; minus, (4) amounts transferred out of the Guaranteed Account; minus, (5) the amount of any partial surrenders removed from the Guaranteed Account, including any surrender charges and applicable premium tax; minus, (6) fees deducted from the Guaranteed Account.



    INTEREST GUARANTEED PERIOD: The term for which an interest rate is guaranteed for an account within the Guaranteed Account.



    MAXIMUM ANNIVERSARY VALUE:  The greatest Anniversary Value attained.


    NET ASSET VALUE PER SHARE: The value per share of any Fund as computed on any Valuation Day as described in the Fund Prospectus.

    NON-QUALIFIED CONTRACTS:  Contracts which are not Qualified Contracts.


    OWNER: The person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract. Two persons may own the Contract together; they are called Joint Owners. Provisions relating to action by the Owner mean, in the case of Joint Owners, both Owners acting together. Individuals as well as non-natural persons, such as corporations or trusts, may be Owners.



    PAYEE: Person or persons designated by the Owner to receive the Annuity Income Payments under the Contract. The Annuitant is the Payee unless another party is designated as the Payee.


    PIC:  Protective Investment Company.

    PURCHASE PAYMENT(S): The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.



    QUALIFIED CONTRACTS: Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401,403,408,408A or 457 of the Code.



    QUALIFIED PLANS: Retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Code.


    SUB-ACCOUNT: A separate division of the Variable Account. Each Sub-Account invests in a corresponding Fund.


    SUB-ACCOUNT VALUE: Prior to the Annuity Commencement Date, the total amount equal to that part of any Purchase Payment(s) allocated to the Sub-Account plus any Contract Value transferred to the Sub-Account, adjusted by investment performance, and decreased by partial surrenders (including any applicable surrender charges and premium tax), any Contract Value transferred out of the Sub-Account and any fees deducted from the Sub-Account. Sub-Account Value can be determined at any time by multiplying the Accumulation Unit value for a Sub-Account by the number of Accumulation Units of that Sub-Account credited under a Contract.



    SURRENDER VALUE: The amount available for a full surrender. It is equal to the Contract Value minus any applicable surrender charge, contract maintenance fee and premium tax.


    VALUATION DAY: Each day on which the New York Stock Exchange is open for business.


    VALUATION PERIOD: The period which begins at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next Valuation Day.


    VARIABLE ACCOUNT: Protective Variable Annuity Separate Account; a separate investment account of Protective Life into which Purchase Payment(s) may be allocated.

    VARIABLE ACCOUNT VALUE:  The sum of all Sub-Account Values.


    VARIABLE ANNUITY INCOME PAYMENT: Annuity Income Payments that may fluctuate from one income payment to the next based upon the actual investment return of the Sub-Account(s) selected by the Owner to support Annuity Income Payments.



    WRITTEN NOTICE: A notice or request submitted in writing in a form satisfactory to the Company that is received at the Administrative Office. Written Notice to change or assign the Contract is effective as of the date that the Notice was signed, however, the Company is not responsible for following any instruction or making any change or assignment before receipt of the Notice.

                                 EXPENSE TABLES

    The following expense information assumes that the entire Contract Value is Variable Account Value.

OWNER TRANSACTION EXPENSES
  Sales Charge Imposed on Purchase Payments.............................       None
  Maximum Surrender Charge (contingent deferred sales charge)...........         7%
  Transfer Processing Fee...............................................       None*
ANNUAL CONTRACT MAINTENANCE FEE.........................................        $35
ANNUAL ACCOUNT EXPENSES
 (as a percentage of net assets)
  Mortality and Expense Risk Charge.....................................      1.25%
  Administration Charge.................................................      0.15%
                                                                             -----
  Total Account Expenses................................................      1.40%
ANNUAL FUND EXPENSES
 (as percentage of average net assets)

PIC FUNDS (1)

                                                                             MONEY
                                                                            MARKET
                                                                             FUND
                                                                          -----------
 Management (Advisory) Fees.............................................      0.60%
  Other Expenses After Reimbursement....................................      0.00%
                                                                              -----
  Total Annual Fund Expenses............................................
    (after reimbursements)                                                    0.60%
                                                                           CORE U.S.
                                                                            EQUITY
                                                                             FUND
                                                                          -----------
 Management (Advisory) Fees.............................................      0.80%
  Other Expenses After Reimbursement....................................      0.00%
                                                                              -----
  Total Annual Fund Expenses............................................
    (after reimbursements)                                                    0.80%
                                                                            CAPITAL
                                                                            GROWTH
                                                                             FUND
                                                                          -----------
 Management (Advisory) Fees.............................................      0.80%
  Other Expenses After Reimbursement....................................      0.00%
                                                                              -----
  Total Annual Fund Expenses............................................
    (after reimbursements)                                                    0.80%
                                                                           SMALL CAP
                                                                          VALUE FUND
                                                                          -----------
 Management (Advisory) Fees.............................................      0.80%
  Other Expenses After Reimbursement....................................      0.00%
                                                                              -----
  Total Annual Fund Expenses............................................
    (after reimbursements)                                                    0.80%
                                                                          INTERNATIONAL
                                                                          EQUITY FUND
                                                                          -----------
 Management (Advisory) Fees.............................................      1.10%
  Other Expenses After Reimbursement....................................      0.00%
                                                                              -----
  Total Annual Fund Expenses............................................
    (after reimbursements)                                                    1.10%
                                                                          GROWTH AND
                                                                          INCOME FUND
                                                                          -----------
 Management (Advisory) Fees.............................................      0.80%
  Other Expenses After Reimbursement....................................      0.00%
                                                                              -----
  Total Annual Fund Expenses............................................
    (after reimbursements)                                                    0.80%

                                                                            GLOBAL
                                                                            INCOME
                                                                             FUND
                                                                          -----------
 Management (Advisory) Fees.............................................      1.10%
  Other Expenses After Reimbursement....................................      0.00%
                                                                              -----
  Total Annual Fund Expenses............................................
    (after reimbursements)                                                    1.10%

OPPENHEIMER FUNDS (2)

                                                                                             AGGRESSIVE
                                                                                               GROWTH
                                                                                                FUND
                                                                                            ------------
 Management (Advisory) Fees...............................................................       0.71%
  Other Expenses After Reimbursement......................................................  0.02% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements)                                                                       0.73%

                                                                                               GROWTH
                                                                                                FUND
                                                                                            ------------
 Management (Advisory) Fees...............................................................       0.73%
  Other Expenses After Reimbursement......................................................  0.02% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements)                                                                       0.75%
                                                                                              GROWTH &
                                                                                               INCOME
                                                                                                FUND
                                                                                            ------------
 Management (Advisory) Fees...............................................................       0.75%
  Other Expenses After Reimbursement......................................................  0.08% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements)                                                                       0.83%
                                                                                             STRATEGIC
                                                                                                BOND
                                                                                                FUND
                                                                                            ------------
 Management (Advisory) Fees...............................................................       0.75%
  Other Expenses After Reimbursement......................................................  0.08% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements)                                                                       0.83%

MFS FUNDS (3)
                                                                                            MFS EMERGING
                                                                                               GROWTH
                                                                                               SERIES
                                                                                            ------------
 Management (Advisory) Fees...............................................................       0.75%
  Other Expenses After Reimbursement (4)..................................................  0.15% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements)                                                                       0.90%
                                                                                            MFS RESEARCH
                                                                                               SERIES
                                                                                            ------------
 Management (Advisory) Fees...............................................................       0.75%
  Other Expenses After Reimbursement (4)..................................................  0.17% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements)                                                                       0.92%
                                                                                             MFS GROWTH
                                                                                            WITH INCOME
                                                                                               SERIES
                                                                                            ------------
 Management (Advisory) Fees...............................................................       0.75%
  Other Expenses After Reimbursement (4)..................................................  0.25% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements)                                                                       1.00%

                                                                                             MFS TOTAL
                                                                                               RETURN
                                                                                               SERIES
                                                                                            ------------
 Management (Advisory) Fees...............................................................       0.75%
  Other Expenses After Reimbursement (4)..................................................  0.25% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements)                                                                       1.00%

CALVERT FUNDS (5)
                                                                                               SOCIAL
                                                                                             SMALL-CAP
                                                                                               GROWTH
                                                                                             PORTFOLIO
                                                                                            ------------
 Management (Advisory) Fees...............................................................       0.87%
  Other Expenses After Reimbursement......................................................  0.74% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements)                                                                       1.61%
                                                                                               SOCIAL
                                                                                              BALANCED
                                                                                             PORTFOLIO
                                                                                            ------------
 Management (Advisory) Fees...............................................................       0.69%
  Other Expenses After Reimbursement......................................................  0.08% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements)                                                                       0.77%


------------------------------
* Protective Life reserves the right to charge a Transfer Fee in the future. (See "Charges and Deductions".)


(1) The annual expenses listed for all of the PIC Funds are net of certain reimbursements by PIC's investment manager. (See "The Funds".) Absent the reimbursements, total expenses for the period ended December 31, 1997 were:
    Money Market Fund 1.42%, CORE U.S. Equity Fund 0.86%, Small Cap Value Fund 0.89%, International Equity Fund 1.37%, Growth and Income Fund 0.85%, Capital Growth Fund 0.97%, and Global Income Fund 1.32%. PIC's investment manager has voluntarily agreed to reimburse certain of each Fund's expenses in excess of its management fees. Although this reimbursement may be ended on 120 days notice to PIC, the investment manager has no present intention of doing so.



(2) Oppenheimer Growth Fund expenses are net of certain reimbursements by the investment manager. Absent the reimbursements, the Oppenheimer Growth Fund's
    total expenses for the period ended December 31, 1997 were     %.



(3) The annual expenses for the MFS funds are net of certain adjustments made to reflect the effects of the 1.00% expense cap for the current and prior periods. Absent the adjustments, the Fund expenses for the period ending December 31, 1997 were: MFS Research Fund 0.88%, MFS Emerging Growth Fund 0.87%, MFS Growth with Income Fund 1.10%, and MFS Total Return Fund 1.02%.



(4) Each Series has an expense offset arrangement which reduces the Series' custodian based fee based on the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses."



(5) The expense figures listed for the Calvert Funds are net of certain adjustments made by the Fund managers. Absent the adjustments, the total expenses for the period ending 12/31/97 were 0.80% and 1.92% for the Calvert Social Balanced and Calvert Social Small Cap Funds respectively.



    The above tables are intended to assist the owner in understanding the costs and expenses that he or she will bear directly or indirectly. The tables reflect the expenses for the Account and reflect the investment management fees and other expenses and total expenses for each Fund for the period January 1, 1997 to December 31, 1997. For a more complete description of the various costs and expenses see "Charges and Deductions" and the prospectuses for each of the Funds, which accompany this prospectus. IN ADDITION TO THE EXPENSES LISTED ABOVE, PREMIUM TAXES VARYING FROM 0 TO 3.5% MAY BE APPLICABLE IN CERTAIN STATES.

EXAMPLES

    An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

1. If the Contract is surrendered at the end of the applicable time period:


SUB-ACCOUNT                                                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------  ----------  ----------  ----------  ----------
PIC Money Market...................................................        $91        $115        $141        $240
PIC CORE U.S. Equity...............................................         93         121         152         261
PIC Capital Growth.................................................         93         121         152         261
PIC Small Cap Value................................................         93         121         152         261
PIC International Equity...........................................         96         130         167         290
PIC Growth and Income..............................................         93         121         152         261
PIC Global Income..................................................         96         130         167         290

Oppenheimer Aggressive Growth......................................         92         119         148         253
Oppenheimer Growth.................................................         93         119         149         255
Oppenheimer Growth & Income........................................         93         122         153         264
Oppenheimer Strategic Bond.........................................         93         122         153         264

MFS Emerging Growth................................................         94         124         157         271
MFS Research.......................................................         94         125         158         273
MFS Growth With Income.............................................         95         127         162         281
MFS Total Return...................................................         95         127         162         281

Calvert Social Small-Cap Growth....................................        101         145         192         339
Calvert Social Balanced............................................         93         120         150         257


2. If the Contract is not surrendered or is annuitized* at the end of the applicable time period:


SUB-ACCOUNT                                                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------  ----------  ----------  ----------  ----------
PIC Money Market...................................................        $21         $65        $111        $240
PIC CORE U.S. Equity...............................................         23          71         122         261
PIC Capital Growth.................................................         23          71         122         261
PIC Small Cap Value................................................         23          71         122         261
PIC International Equity...........................................         26          80         137         290
PIC Growth and Income..............................................         23          71         122         261
PIC Global Income..................................................         26          80         137         290

Oppenheimer Aggressive Growth......................................         22          69         118         253
Oppenheimer Growth.................................................         23          69         119         255
Oppenheimer Growth & Income........................................         23          72         123         264
Oppenheimer Strategic Bond.........................................         23          72         123         264

MFS Emerging Growth................................................         24          74         127         271
MFS Research.......................................................         24          75         128         273
MFS Growth With Income.............................................         25          77         132         281
MFS Total Return...................................................         25          77         132         281

Calvert Social Small-Cap Growth....................................         31          95         162         339
Calvert Social Balanced............................................         23          70         120         257


------------------------
* A surrender charge will be applied to the Contract Value upon annuitization if the annuity option selected is for a certain period of less than five years. (See "Charges and Deductions".)

    The examples assume that no transfer fee or premium taxes have been assessed. The examples assume that the contract maintenance fee is $35. The charge used in the above example is .07%, reflecting the average account value in force at the end of 1997, for purposes of the examples based on a $1,000 investment.


    THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE 5% ANNUAL RETURN ASSUMED IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                                    SUMMARY

THE CONTRACT


    HOW IS A CONTRACT ISSUED? The Contract is an individual flexible premium deferred variable and fixed annuity contract that Protective Life issues upon receipt of completed application information and an initial Purchase Payment. (See "Issuance of Contract".)



    WHAT ARE THE PURCHASE PAYMENTS? The minimum amount which Protective Life will accept as an initial Purchase Payment is $2,000. Subsequent Purchase Payments may be made at any time except for certain contracts issued in the State of Oregon. The minimum subsequent Purchase Payment(s) that we will accept is (1) $100 for Non-Qualified Contracts; and (2) $50 for Qualified Contracts. The maximum aggregate Purchase Payments we will accept without Administrative Office approval is $1,000,000. (See "Purchase Payments".)


    CAN I CANCEL THE CONTRACT? You have the right to return the Contract within a certain number of days (which varies by state and is never less than ten days) after you receive it. The returned Contract will be treated as if it were never issued. Protective Life will refund the Contract Value in states where permitted. This amount may be more or less than the Purchase Payments. Where required, we will refund Purchase Payments. (See "Free Look Period".)


    CAN I TRANSFER AMOUNTS IN THE CONTRACT? Prior to the Annuity Commencement Date, you may request transfers from one Allocation Option to another. No transfers may be made into the DCA Fixed Account. At least $100 must be transferred. Protective Life reserves the right to limit the maximum amount that may be transferred from the Fixed Account to the greater of (a) $2,500; or (b) 25% of the value of the Fixed Account per Contract Year. The Company reserves the right to charge a Transfer Fee of $25 for each transfer after the 12th transfer during such Contract Year. (See "Transfers".)



    CAN I SURRENDER THE CONTRACT? Upon Written Notice before the Annuity Commencement Date, you may surrender the Contract and receive its Surrender Value. (See "Surrenders and Partial Surrenders".)



    IS THERE A DEATH BENEFIT? If any Owner dies prior to the Annuity Commencement Date and while this Contract is in force, a Death Benefit may be payable to the Beneficiary. The Death Benefit is determined as of the end of the Valuation Period during which we receive due proof of the Owner's death. The amount of the Death Benefit will depend upon the age of the Owner on the date of death.



    In general, for Contracts issued after April 1996, if the Owner dies on or before his or her 90th birthday, the Death Benefit is the greater of: (1) the Contract Value; or (2) total Purchase Payments made under the Contract reduced by any partial surrenders and any associated Surrender Charges; or (3) the Maximum Anniversary Value.



    If the Owner dies after his or her 90th birthday, the Death Benefit is the Contract Value. (See "Death Benefit".)

    ARE THERE CHARGES AND DEDUCTIONS FROM MY CONTRACT? The following charges and deductions are made in connection with the Contract:


    SURRENDER CHARGES. Full or partial surrenders are subject to a surrender charge. The surrender charge is equal to a specified percentage (maximum 7%) of each Purchase Payment surrendered. No surrender charge applies to Contract Value in excess of aggregate Purchase Payments (less prior partial surrenders of Purchase Payments). The surrender charge is calculated using the assumption that the Contract Value in excess of aggregate Purchase Payments (less prior partial surrenders of Purchase Payments) is surrendered before any Purchase Payments and that Purchase Payments are surrendered on a first-in-first-out basis. (See "Surrender Charge".)



    MORTALITY AND EXPENSE RISK CHARGE. We will deduct a mortality and expense risk charge to compensate us for assuming certain mortality and expense risks. The charge is equal, on an annual basis, to 1.25% of the average daily net assets of the Variable Account.



    ADMINISTRATION CHARGE. We will deduct an administration charge equal, on an annual basis, to .15% of the average daily net assets of the Variable Account.


    CONTRACT MAINTENANCE FEE. A contract maintenance fee of $35 is deducted from the Variable Account Value on each Contract Anniversary, and on any day that the Contract is surrendered, if the surrender occurs on any day other than the Contract Anniversary. Under certain circumstances, this fee may be waived. (See "Contract Maintenance Fee".)


    TAXES. Some states impose premium taxes at rates ranging up to 3.5%. If premium taxes are applicable to your Contract, we will deduct them from your Contract by applying the premium tax rate to one of the following: Your Purchase Payment(s), amounts that You surrender, or the amount applied to an Annuity Option. The Company reserves the right to impose a charge for other taxes attributable to the Variable Account (See "Charges and Deductions".)


    INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES OF THE FUNDS. The net assets of each Sub-Account of the Variable Account will reflect the investment management fee incurred by the corresponding Fund as well as other operating expenses of that Fund. For each Fund, the investment manager is paid a daily fee for its investment management services. The management fees are based on the average daily net assets of the Fund. (See "Funds Expenses" and the Funds' Prospectuses.)


    WHAT ANNUITY OPTIONS ARE AVAILABLE? Currently, we apply the Contract Value to an Annuity Option on the Annuity Commencement Date, unless you choose to receive the Surrender Value in a lump sum. Annuity Options include: Payments for a fixed period, and life income with payments for a guaranteed period. Some Annuity Options are available on either a fixed or variable payment basis. (See "Annuity Options".)



    IS THE CONTRACT AVAILABLE FOR QUALIFIED RETIREMENT PLANS? The Contract may be issued for use with retirement plans receiving special federal income tax treatment under the Code such as pension and profit sharing plans (including H.R. 10 plans), individual retirement accounts, and individual retirement annuities. (See "Federal Tax Matters".)


FEDERAL TAX STATUS


    Generally, a distribution from the Contract, which includes a full or partial surrender or payment of a Death Benefit,will result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. (See "Federal Tax Matters".)

                        CONDENSED FINANCIAL INFORMATION


    At December 31, 1994, 1995, 1996 and 1997, net assets of the Variable Account were represented by the following accumulation unit values and accumulation units. The accumulation unit values shown for the beginning of the period are as of March 14, 1994, the date of inception of the PIC Sub-Accounts, except the PIC Capital Growth Sub-Account, the date of inception of which is June 13, 1995. The date of inception for the Oppenheimer, MFS and Calvert Sub-Accounts is July 1, 1997. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.



                                                                 ACCUMULATION UNIT VALUE*
                          -------------------------------------------------------------------------------------------------------
                          (MARCH 14, 1994)    (DECEMBER 31, 1994)   (DECEMBER 31, 1995)  (DECEMBER 31, 1996)  (DECEMBER 31, 1997)
                          -----------------  ---------------------  -------------------  -------------------  -------------------
PIC Money Market
 Sub-Account............           1.00                 1.02                 1.05                 1.09
PIC Growth and Income
 Sub-Account............          10.00                 9.71                12.66                15.83
PIC International Equity
 Sub-Account............          10.00                 9.48                11.18                13.12
PIC Global Income
 Sub-Account............          10.00                 9.82                11.32                12.22
PIC Small Cap Value
 Sub-Account............          10.00                 8.91                 9.35                11.09
PIC CORE U.S. Equity
 Sub-Account............          10.00                 9.94                13.40                16.12
PIC Capital Growth
 Sub-Account............         --                   --                    10.36                12.48
Oppenheimer Aggressive
 Growth.................         --                   --                    --                   --
Oppenheimer Growth......         --                   --                    --                   --
Oppenheimer Growth &
 Income.................         --                   --                    --                   --
Oppenheimer Strategic
 Bond...................         --                   --                    --                   --
MFS Emerging Growth.....         --                   --                    --                   --
MFS Research............         --                   --                    --                   --
MFS Growth With
 Income.................         --                   --                    --                   --
MFS Total Return........         --                   --                    --                   --
Calvert Social Small-Cap
 Growth.................         --                   --                    --                   --
Calvert Social
 Balanced...............         --                   --                    --                   --

                                                                     ACCUMULATION UNITS**
                                    --------------------------------------------------------------------------------------
                                    (DECEMBER 31, 1994)   (DECEMBER 31, 1995)   (DECEMBER 31, 1996)   (DECEMBER 31, 1997)
                                    --------------------  --------------------  --------------------  --------------------
PIC Money Market Sub-Account......         3,034,056              4,273,270             5,577,082
PIC Growth and Income
 Sub-Account......................         4,260,743             10,012,351            13,291,398
PIC International Equity
 Sub-Account......................         2,588,605              4,954,564             7,363,767
PIC Global Income Sub-Account.....         1,457,712              2,438,238             3,081,317
PIC Small Cap Value Sub-Account...         2,347,968              4,579,808             5,797,119
PIC CORE U.S. Equity
 Sub-Account......................         1,682,927              4,128,798             6,300,382
PIC Capital Growth Sub-Account....           --                     930,249             2,419,601
Oppenheimer Aggressive Growth.....           --                    --                    --                    --
Oppenheimer Growth................           --                    --                    --                    --
Oppenheimer Growth & Income.......           --                    --                    --                    --
Oppenheimer Strategic Bond........           --                    --                    --                    --
MFS Emerging Growth...............           --                    --                    --                    --
MFS Research......................           --                    --                    --                    --
MFS Growth With Income............           --                    --                    --                    --
MFS Total Return..................           --                    --                    --                    --
Calvert Social Small-Cap Growth...           --                    --                    --                    --
Calvert Social Balanced...........           --                    --                    --                    --


------------------------
 * Accumulation unit values are rounded to the nearest whole cent. ** Accumulation units are rounded to the nearest unit.

                    THE COMPANY, VARIABLE ACCOUNT AND FUNDS

PROTECTIVE LIFE INSURANCE COMPANY


    The Contracts are issued by Protective Life. Founded in 1907, Protective Life provides individual life and health insurance, annuities, group life and health insurance, and guaranteed investment contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 1997, Protective Life had total assets
of approximately $    billion. Protective Life is the principal operating
subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose stock is traded on the New York Stock Exchange. PLC, a Delaware
corporation, had total assets of approximately $    billion at December 31,
1997.


PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

    The Protective Variable Annuity Separate Account is a separate investment account of Protective Life. The Variable Account was established under Tennessee law by the Board of Directors of Protective Life on October 11, 1993. The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under federal securities laws. This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

    Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's general account. The portion of the assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its general account any assets of the Variable Account which exceed the reserves and the Contract liabilities of the Variable Account (which will always be at least equal to the aggregate Variable Account Value under the Contracts). Protective Life may accumulate in the Variable Account the charge for mortality and expense risks, and investment results applicable to those assets that are in excess of the net assets supporting the Contracts. The income, gains and losses, both realized and unrealized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Protective Life.



    The Variable Account has seventeen Sub-Accounts: PIC Money Market; PIC CORE U.S. Equity; PIC Capital Growth; PIC Small Cap Value; PIC International Equity; PIC Growth and Income; PIC Global Income; Oppenheimer Aggressive Growth; Oppenheimer Growth; Oppenheimer Growth & Income; Oppenheimer Strategic Bond; MFS Emerging Growth; MFS Research; MFS Growth With Income; MFS Total Return; Calvert Social Small-Cap Growth; and Calvert Social Balanced. Each Sub-Account invests in shares of a corresponding Fund. Therefore, the investment experience of Your Contract depends on the experience of the Sub-Accounts that You select.


ADMINISTRATION


    Protective Life Insurance Company performs the Contract administration at its Administrative Office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and subsequent Owner requests; processing Purchase Payments, transfers, surrenders and Death Benefit claims as well as performing record maintenance and disbursing Annuity Income Payments.


THE FUNDS


    Each Sub-Account invests in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies: PIC (the "PIC Funds") managed by Investment Distributors Advisory Services, Inc., and subadvised by Goldman Sachs Asset Management or Goldman Sachs Asset Management International; Oppenheimer Variable Account Funds (the "Oppenheimer Funds") managed by Oppenheimer Funds, Inc.; MFS Variable Insurance Trust (the "MFS Funds") managed by Massachusetts Financial Services Company; or Calvert Variable Series, Inc. (the "Calvert Funds") managed by Calvert Asset Management Company, Inc. Shares of these Funds are offered only to: (1) the Variable Account, (2) other separate accounts of Protective Life supporting variable annuity contracts or variable life insurance policies, (3) separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies, and
(4) certain qualified retirement plans. Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.


    There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information.

    THE PIC FUNDS

        PIC MONEY MARKET FUND. This Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. This Fund will pursue its objective by investing exclusively in high quality money market instruments. AN INVESTMENT IN THE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THE FUND CANNOT ASSURE THAT IT WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

        PIC CORE U.S. EQUITY (formerly Select Equity) FUND. This Fund seeks a total return consisting of capital appreciation plus dividend income. This Fund will pursue its objective by investing, under normal circumstances, at least 90% of its total assets in equity securities selected using both fundamental research and a variety of quantitative techniques in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500 Index.



        PIC CAPITAL GROWTH FUND   This Fund seeks long-term capital growth. The
    Fund will pursue its objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of equity securities having long-term capital appreciation potential.



        PIC SMALL CAP VALUE (formerly Small Cap Equity) FUND. This Fund seeks long-term capital growth. This Fund will pursue its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment.



        PIC INTERNATIONAL EQUITY FUND. This Fund seeks long-term capital appreciation. This Fund will pursue its objective by investing, primarily in equity and equity-related securities of companies that are organized outside the United States or whose securities are primarily traded outside the United States.


        PIC GROWTH AND INCOME FUND. This Fund seeks long-term growth of capital and growth of income. This Fund will pursue its objectives by investing, under normal circumstances, at least 65% of its total assets in equity securities having favorable prospects of capital appreciation and/ or dividend paying ability.


        PIC GLOBAL INCOME FUND. This Fund seeks high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. This Fund will pursue its objectives by investing primarily in high quality fixed-income securities of U.S. and foreign issuers and through foreign currency transactions.


    THE OPPENHEIMER FUNDS


        AGGRESSIVE GROWTH (formerly Capital Appreciation) FUND. This Fund seeks to achieve capital appreciation by investing in "growth-type" companies.


        GROWTH FUND. This Fund seeks to achieve capital appreciation by investing in securities of well-known established companies.

        GROWTH & INCOME FUND. This Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time this Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.

        STRATEGIC BOND FUND. This Fund seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.

    THE MFS FUNDS

        MFS EMERGING GROWTH SERIES. This Fund seeks to provide long-term growth of capital.

        MFS RESEARCH SERIES. This Fund seeks to provide long-term growth of capital and future income.

        MFS GROWTH WITH INCOME SERIES. This Fund seeks to provide reasonable current income and long-term growth of capital and income.

        MFS TOTAL RETURN SERIES. This Fund seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.

    THE CALVERT FUNDS



        SOCIAL SMALL-CAP GROWTH (formerly Strategic Growth) PORTFOLIO. This Fund seeks maximum long-term growth through investments primarily in the equity securities of companies that have little or no debt, high relative strength and substantial management ownership. The Fund is designed to provide long-term growth of capital by investing in enterprises that make a significant contribution to society through their products and services and through the way they do business.



        SOCIAL BALANCED PORTFOLIO. This Fund seeks to achieve a total return above the rate of inflation through an actively managed, non-diversified portfolio of common and preferred stocks, bonds, and money market instruments that offer income and capital growth opportunity and that satisfy the social concern criteria established for the Fund.


    THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.

    MORE DETAILED INFORMATION CONCERNING THE INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS OF THE FUNDS, THE EXPENSES OF THE FUNDS, THE RISKS ATTENDANT TO INVESTING IN THE FUNDS AND OTHER ASPECTS OF THEIR OPERATIONS CAN BE FOUND IN THE CURRENT PROSPECTUSES FOR THE FUNDS, WHICH ACCOMPANY THIS PROSPECTUS, AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS. THE FUNDS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS OR TRANSFERS AMONG THE SUB-ACCOUNTS.

    Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. Should a participation agreement relating to a Fund terminate, the Variable Account would not be able to purchase additional shares of that Fund. In that event, Owners would no longer be able to allocate Variable Account Value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Account Value to the Sub-Account investing in shares of that Fund.

    Protective Life has entered into agreements with the investment managers or advisers of several of the Funds pursuant to which each such investment manager or adviser pays Protective Life a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Account (and other separate accounts of Protective Life) in the Funds managed by that manager or adviser. These fees are in consideration for administrative services provided to the Funds by Protective Life. Payments of fees under these agreements by managers or advisers do not increase the fees or expenses paid by the Funds or their shareholders.

OTHER INVESTORS IN THE FUNDS


    PIC currently sells shares of its Funds only to Protective Life as the underlying investment for the Variable Account as well as for variable life insurance contracts issued through Protective Life, and to American Foundation Life Insurance Company, a Protective Life affiliate, as the underlying investment for variable annuity contracts issued by American Foundation Life. PIC may in the future sell shares of its Funds to other separate accounts of Protective Life or its life insurance company affiliates supporting other variable annuity contracts or variable life insurance contracts. In addition, upon obtaining regulatory approval, PIC may sell shares to certain retirement plans qualifying under Section 401 of the Code. Protective Life currently does not foresee any disadvantages to Owners that would arise from the possible sale of shares to support its variable annuity and variable life insurance contracts or those of its affiliates or from the possible sale of shares to such retirement plans. However, the board of directors of PIC will monitor events in order to identify any material irreconcilable conflicts that might possibly arise if such shares were also offered to support variable annuity contracts other than the Contracts or variable life insurance contracts or to retirement plans. In event of such a conflict, the board of directors would determine what action, if any, should be taken in response to the conflict. In addition, if Protective Life believes that the PIC's response to any such conflicts insufficiently protects Owners, it will take appropriate action on its own, including withdrawing the Account's investment in the Fund. (See the PIC Prospectus for more detail.)


    Shares of the Oppenheimer, MFS and Calvert Funds are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as "shared funding." They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners of Protective Life's Contracts, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners generally or certain classes of Contract Owners, and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another fund. As is the case with PIC, the board of directors (or trustees) of the Oppenheimer Funds, MFS Funds and Calvert Funds monitors events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund's various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.


ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

    Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. Protective Life will not substitute any shares attributable to a Contract's interest in the Variable Account without notice and any necessary approval of the SEC and state insurance authorities.

    Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owner(s) on a basis to be determined by Protective Life.

    If any of these substitutions or changes are made, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owner(s) and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, it may be de-registered under that Act if registration is no longer required, or it may be combined with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account required by the 1940 Act or other applicable law or regulation.

                          DESCRIPTION OF THE CONTRACTS

    The following sections describe the Contracts currently being offered. Contracts with an Effective Date prior to May 1, 1996 and Contracts issued in certain states after May 1, 1996 contain provisions that differ from those described below. In particular, Death Benefit and certain
Section 403(b) provisions may be different. Refer to your Contract and Matters Relating to Contracts Offered prior to May 1, 1996 on page 38 for these provisions.


ISSUANCE OF A CONTRACT


    To purchase a Contract, certain application information and an initial Purchase Payment must be submitted to Protective Life through a licensed representative of Protective Life, who is also a registered representative of a broker-dealer having a distribution agreement with Investment Distributors, Inc. The minimum initial Purchase Payment is $2,000. Protective Life reserves the right to accept or decline a request to issue a Contract. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code.



    If the necessary application information for a Contract is accompanied by the initial Purchase Payment, the initial Purchase Payment (less any applicable premium tax) will be allocated to the Allocation Option as directed in the application within two business days of receipt of such Purchase Payment at the Administrative Office. If the necessary application information is not received, Protective Life will retain the Purchase Payment for up to five business days while it attempts to complete the information. If the necessary application information is not complete after five days, Protective Life will inform the applicant of the reason for the delay and the initial Purchase Payment will be returned immediately unless the applicant specifically consents to Protective Life retaining it until the information is complete. Once the information is complete, the initial Purchase Payment will be allocated to the appropriate Allocation Options within two business days.


    Information necessary to complete an application may be transmitted to the Company by telephone, facsimile, or electronic media.


AGE OF OWNER



    The maximum age for Owners on the Effective Date is 85. An Owner or Joint Owners may transfer the Contract to a new Owner or Owners by Written Notice to us. The maximum age for new Owners on the date we receive notice of a transfer is 85. The transfer may result in a tax to the transferring Owner(s). (See "Taxation of Annuities in General; Assignments, Pledges, and Gratuitous Transfers.")


PURCHASE PAYMENTS


    Subsequent Purchase Payment(s) may be accepted by Protective Life except on contracts issued in the State of Oregon prior to May 1, 1996, where a single Purchase Payment only was acceptable. Protective Life retains the right to limit the maximum aggregate Purchase Payment that can be made without prior Administrative Office approval. This amount is currently $1,000,000. The minimum subsequent Purchase Payment that will be accepted is (1) $100 for Non-Qualified Contracts; and (2) $50 for Qualified Contracts.



    Under the current Automatic Purchase Payment plan, the Owner can select a monthly or quarterly payment schedule pursuant to which Purchase Payments will be automatically deducted from a bank account. Each automatic purchase payment must be at least $100.


FREE LOOK PERIOD


    You have the right to return the Contract within a certain number of days after you receive it by returning it to the Administrative Office or the sales representative who sold it along with a written cancellation request. The number of days is determined by state law (and is at least ten days) in the state where the Contract is delivered. Return of the Contract by mail is effective on being received by us. We will treat the returned Contract as if it had never been issued. However, Protective Life will refund the Contract Value and any charges deducted from either Purchase Payments or Contract Value in states where permitted. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time. Where required, we will refund the Purchase Payment.

ALLOCATION OF PURCHASE PAYMENTS


    Owners must indicate in the application how Purchase Payments are to be allocated among the Allocation Options. These allocation instructions apply to both initial and subsequent Purchase Payments. If such instructions are indicated by percentages, whole percentages must be used. Owners may not allocate any Purchase Payment to more than 10 Allocation Options.



    For Individual Retirement Annuities and Contracts issued in states where, upon cancellation during the free look period, we return at least your Purchase Payments, we reserve the right to allocate your initial Purchase Payment (and any subsequent Purchase Payment made during the free look period) to the PIC Money Market Sub-Account until the expiration of the number of days in the free look period starting from the date the Contract is mailed from the Administrative Office. Thereafter, all Purchase Payments will be allocated according to your allocation instructions then in effect.



    Owners may change allocation instructions by Written Notice at any time. Owners may also change instructions by telephone, facsimile transmission or automated telephone system. The Company reserves the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.



    We will send you a confirmation of all instructions communicated to us to determine if they are genuine. For non-written instructions regarding allocations, We will require a form of personal identification prior to acting on instructions and we will record any telephone voice instructions. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions.


VARIABLE ACCOUNT VALUE


    SUB-ACCOUNT VALUE A Contract's Variable Account Value at any time is the sum of the Sub-Account Values and therefore reflects the investment experience of the Sub-Accounts to which it is allocated. There is no guaranteed minimum Variable Account Value. The Sub-Account Value for any Sub-Account as of the Effective Date is equal to the amount of the initial Purchase Payment allocated to that Sub-Account. On subsequent Valuation Days prior to the Annuity Commencement Date, the Sub-Account Value is equal to that part of any Purchase Payment allocated to the Sub-Account and any Contract Value transferred to the Sub-Account, adjusted by interest income, dividends, net capital gains or losses (realized or unrealized), decreased by partial surrenders (including any applicable surrender charges and premium tax), Contract Value transferred out of the Sub-Account and fees deducted from the Sub-Account.



    DETERMINATION OF ACCUMULATION UNITS. Purchase Payments allocated to and Contract Value transferred to a Sub-Account are converted into Accumulation Units. The number of Accumulation Units is determined by dividing the dollar amount directed to the Sub-Account by the value of the Accumulation Unit for that Sub-Account for the Valuation Day as of which the allocation or transfer occurs. Purchase Payments allocated to or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract. The Company executes such allocations and transfers as of the end of the Valuation Period in which it receives a Purchase Payment or Written Notice or other instruction requesting a transfer.



    Certain events reduce the number of Accumulation Units of a Sub-Account credited to a Contract. Partial surrenders or transfers from a Sub-Account result in the cancellation of the appropriate number of Accumulation Units of that Sub-Account as do payments resulting from the following events: a surrender, a Death Benefit claim, application of the Annuity Purchase Value to an Annuity Option, and deduction of the annual contract maintenance fee. Accumulation Units are canceled as of the end of the Valuation Period in which the Company receives Written Notice of or other instructions regarding the event.

    DETERMINATION OF ACCUMULATION UNIT VALUE. The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $10, except the PIC Money Market Sub-Account, which was arbitrarily initially set at $1. Thereafter, the Accumulation Unit value at the end of every Valuation Day is the Accumulation Unit value at the end of the previous Valuation Day times the net investment factor. The Sub-Account Value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for that Sub-Account on that day.



    NET INVESTMENT FACTOR. The net investment factor measures the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the net investment factor reflects the investment performance of the Fund in which the Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing
(1) by (2) and subtracting (3) from the result, where:


(1) is the result of:

        a. the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

        b. the per share amount of any dividend or capital gain distributions made by the Fund to the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

        c. a per share charge or credit for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Sub-Account.

(2) is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the last prior Valuation Period.


(3) is a factor representing the Mortality and Expense Risk Charge and the Administration Charge for the number of days in the Valuation Period.


TRANSFERS


    Prior to the Annuity Commencement Date, you may instruct us to transfer Contract Value between and among the Allocation Options. You must transfer at least $100, or if less, the entire amount in the Allocation Option each time you make a transfer. If after the transfer, the Contract Value remaining in any Allocation Option from which a transfer is made would be less than $100, then we will automatically transfer the entire Contract Value in that Allocation Option instead of the requested amount. We reserve the right to limit the number of transfers to no more than 12 per year. For each additional transfer over 12 during each Contract Year, we reserve the right to charge a Transfer Fee which will not exceed $25. The Transfer Fee, if any, will be deducted from the amount being transferred. (See "Charges and Deductions--Transfer Fee".)



    Transfers involving a Guaranteed Account are subject to additional restrictions. The maximum amount that may be transferred from the Fixed Account during a Contract Year is the greater of: (1) $2,500, or (2) 25% of the Fixed Account Value. Transfers into the DCA Fixed Account are not permitted.



    Owners may request transfers by Written Notice at any time. Owners also may request transfers by telephone, facsimile transmission, or automated telephone system. The Company reserves the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.

    We will send you a confirmation of all transfer requests communicated to us by such non-written methods to ensure that they are genuine. We will require a form of personal identification prior to acting on non-written requests and We will record telephone requests. If we follow these procedures we will not be liable for any losses due to unauthorized of fraudulent transfer requests.



    After the Annuity Commencement Date, when Variable Income Payments are selected, transfers are allowed between Sub-Accounts, but limited to one transfer per month. Dollar cost averaging and portfolio rebalancing are not allowed. No transfers are allowed within the Guaranteed Account or between the Guaranteed Account and any Sub-Account.



    RESERVATION OF RIGHTS. We reserve the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges (including acceptance of non-written instructions) at any time, for any class of Contracts, for any reason. In particular, we reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests transfers during a single Valuation Period on behalf of the Owners of two or more Contracts.



    DOLLAR COST AVERAGING. Prior to the Annuity Commencement Date, if you elect at the time of application or at any time thereafter by Written Notice, You may systematically and automatically transfer, on a monthly or quarterly basis, specified dollar amounts from the DCA Fixed Account or any other Allocation Option to any Allocation Option (except that no transfers may be made into the DCA Fixed Account). The minimum amount per transfer is $100. This is known as the "dollar-cost averaging" method of investment. By transferring equal amounts of Contract Value on a regularly scheduled basis, as opposed to allocating a larger amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in the value of Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss.



    The maximum period for dollar cost averaging amounts from the DCA Fixed Account is 12 months. In the DCA Fixed Account, dollar cost averaging must be elected immediately. From time to time, we may offer different maximum periods for dollar cost averaging amounts from the DCA Fixed Account.



    Dollar cost averaging transfers may be made on the 1st through the 28th day of each month. If elected, transfers will commence on the next occurring day of the month that you select following our receipt of your instructions. If no day is selected, transfers will occur on the same day of the month as Your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th or 31st day of the month. In states where, upon cancellation during the free look period, we are required to return your Purchase Payment, we reserve the right to delay commencement of dollar cost averaging transfers until the expiration of the free look period.



    We will process dollar cost averaging transfers until the earlier of the following: (1) the designated number of transfers have been completed, or (2) the Owner instructs us by Written Notice to cancel the automatic transfers. Any time dollar cost averaging transfers end, all Contract Value remaining in the DCA Fixed Account will be transferred to the Fixed Account.



    Automatic transfers made to facilitate the dollar cost averaging will not count toward the 12 transfers permitted each Contract Year if Protective Life elects to limit transfers or the designated number of free transfers in any Contract Year if the Company elects to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue offering the automatic transfers upon 30 days' written notice to the Owner.



    PORTFOLIO REBALANCING. At the time of application or at any time thereafter by Written Notice, you may instruct Protective Life to automatically transfer, on a quarterly, semi-annual or annual basis, your Variable Account Value between and among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account Value among such Sub-Accounts ("Portfolio Rebalancing"). Such percentage allocations must be in whole numbers and must allocate amounts only among the Sub-Accounts. No Contract Value may be transferred to the Guaranteed Account as part of Portfolio

Rebalancing. Unless you instruct otherwise when electing rebalancing, the percentage allocation of your Variable Account Value for Portfolio Rebalancing is based on your Purchase Payment allocation instructions in effect at the time of rebalancing. Any allocation instructions from you that differ from your current Purchase Payment allocation instructions are deemed to be a request to change your Purchase Payment allocation.



    Once elected, Portfolio Rebalancing begins on the first quarterly, semi-annual or annual anniversary following election. You may change or terminate Portfolio Rebalancing by Written Notice, or by non-written communication methods if you have previously authorized us to accept such transfer requests by such methods. We will not count Portfolio Rebalancing transfers for purposes of determining whether a transfer fee applies. Protective Life reserves the right to discontinue Portfolio Rebalancing upon 30 days' written notice to the Owner. After the Annuity Commencement Date, Portfolio Rebalancing is not available.


SURRENDERS AND PARTIAL SURRENDERS

    PARTIAL SURRENDERS. At any time before the Annuity Commencement Date, an Owner may make a partial surrender of the Contract Value. The Company will withdraw the amount requested from the Contract Value as of the Valuation Period during which written notice requesting the partial surrender is received. Any applicable surrender charge will be deducted from the amount requested. (See "Surrender Charge".)

    In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.


    The Owner may specify the amount of the partial surrender to be made from any Allocation Option. If the Owner does not so specify, or if the amount in the designated account(s) is inadequate to comply with the request, the partial surrender will be made from each Allocation Option based on the proportion that the value of each Allocation Option bears to the total Contract Value.



    A partial surrender may have federal income tax consequences. (See "Taxation of Partial and Full Surrenders".)



    SURRENDER. At any time before the Annuity Commencement Date, the Owner may request a surrender of the Contract for its Surrender Value. The Surrender Value will be determined as of the end of the Valuation Day on which written notice requesting surrender and the Contract are received at the Administrative Office. The Surrender Value will be paid in a lump sum unless the Owner requests payment under a payment option. A surrender may have federal income tax consequences. (See "Taxation of Partial and Full Surrenders".) Under certain Annuity Options, a Surrender Value may be available. (See "Annuity Options".)


    SURRENDER AND PARTIAL SURRENDER RESTRICTIONS. The Owner's right to make surrenders and partial surrenders is subject to any restrictions imposed by applicable law or employee benefit plan.

    RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN TYPES OF CONTRACTS. There are certain restrictions on surrenders and partial surrenders of Contracts used as funding vehicles for Code Section 403(b) retirement plans. Section 403(b) (11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988; (ii) earnings on those contributions; and
(iii) earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.


    SYSTEMATIC WITHDRAWALS. Currently, the company offers a systematic withdrawal plan. This plan allows you to pre-authorize periodic partial surrenders prior to the Annuity Commencement Date. You may elect to participate in this plan at the time of application or at a later date by properly completing an election form. In order to participate in the plan you must have:
(1) made an initial Purchase Payment of at least $12,000, or (2) a Surrender Value as of the previous Contract Anniversary equal to $12,000. There may be federal income tax consequences to systematic withdrawals from the Contract and the Owner should, therefore, consult with his or her tax advisor before participating in any systematic withdrawal plan. (See "Taxation of Partial and Full Surrenders".)



    When you elect systematic withdrawals, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. The amount requested must be at least $100 per withdrawal. You may instruct us as to the Allocation Options from which the withdrawals should be made. If no instruction is given, the amount you request will be withdrawn from each Allocation Option based on the proportion that the value of each Allocation Option bears to the total Contract Value.



    We will pay you the amount requested each month or quarter as applicable and cancel the applicable Accumulation Units. If the amount to be withdrawn from an Allocation Option exceeds the value available, no further systematic withdrawal transactions will be processed.



    The maximum penalty-free amount which can be withdrawn under the plan each year, is the greater of: (1) 10% of all Purchase Payments made, as of the date of the request, or (2) cumulative earnings calculated as of each Contract Anniversary. Unless you instruct us to reduce the monthly withdrawal amount so that the annual amount would not exceed the above limits, we will continue to process withdrawals for the designated monthly amount. Once the amount of the withdrawals exceeds the above limits, we reserve the right to deduct a surrender charge, if otherwise applicable, from the remaining payments made during that Contract Year (See "Surrender Charge".)



    If you request a partial surrender that is not part of the systematic withdrawal plan in a year when the systematic withdrawal plan has been utilized, that partial surrender will be subject to any applicable surrender charge. (See "Surrender Charge".) Systematic withdrawals will terminate in the event that a non-systematic withdrawal plan partial surrender is made from a Contract participating in the plan and the Surrender Value after the partial surrender does not equal or exceed $12,000.



    Systematic withdrawals may be discontinued by the Owner at any time upon written request. We reserve the right to discontinue the systematic withdrawal plan upon written notice to you.



                             THE GUARANTEED ACCOUNT



    The Guaranteed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither these accounts nor the Company's general account have been registered as an investment company under the 1940 Act. Therefore, neither the Guaranteed Account, the Company's general account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Account included in this prospectus are for the Owner's information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.



    The Fixed Account and the DCA Fixed Account are part of Protective Life's general account. The assets of Protective Life's general account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. Since the Fixed Account and the DCA Fixed Account are part of the general account, Protective Life assumes the risk of investment gain or loss on this amount.



    Except for certain Contracts issued in the State of Oregon, you may allocate some or all of your Purchase Payments and may transfer some or all of your Contract Value to an account within the Guaranteed Account, except that transfers may not be made into the DCA Fixed Account. Amounts allocated or transferred to an account within the Guaranteed Account earn interest from the date the funds are credited to the account, or such other date as directed on the application we use to issue your

Contract. The interest rate we apply to Purchase Payments and transfers will remain in effect for the Interest Guaranteed Period. The Interest Guaranteed Period for the Fixed Account and the DCA Fixed Account is one year. From time to time, we may offer different Interest Guaranteed Periods.



    After an Interest Guaranteed Period expires, a new Interest Guaranteed Period will begin. The interest rate for the new Interest Guaranteed Period will be set by us and may not be the same as the interest rate then in effect for Purchase Payments or transfers for that account.



    We, in our sole discretion, establish interest rates for each account in the Guaranteed Account, but will not declare a rate which is less than an annual effective interest rate of 3.00%. Because Protective Life anticipates changing the current interest rates for accounts within the Guaranteed Account from time to time, allocations to accounts within the Guaranteed Account may be credited with different current interest rates. For the purposes of interest crediting, amounts deducted, transferred or withdrawn from the Guaranteed Account will be separately accounted for on a "first-in, first-out" (FIFO) basis.



    GUARANTEED ACCOUNT VALUE. The Guaranteed Account Value at any time is equal to the sum of: (1) Purchase Payments allocated to the Guaranteed Account; plus,
(2) amounts transferred into the Guaranteed Account; plus, (3) interest credited to the Guaranteed Account; minus, (4) amounts transferred out of the Guaranteed Account; minus, (5) the amount of any partial surrenders removed from the Guaranteed Account, including any surrender charges and applicable premium tax; minus, (6) fees deducted from the Guaranteed Account, including the contract maintenance fee.


                                 DEATH BENEFIT

    If any Owner dies before the Annuity Commencement Date and while this Contract is in force, the Company will pay a Death Benefit to the Beneficiary. In the case of certain Qualified Contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a Beneficiary.


    The Death Benefit is determined as of the end of the Valuation Period in which due proof of death is received by us. The Death Benefit will depend upon the age of the Owner when he or she dies.



    If the Owner dies on or before his or her 90th birthday, the Death Benefit is the greatest of: (1) the Contract Value, (2) aggregate Purchase Payments made under the Contract reduced by any partial surrenders and any associated charges, or (3) the Maximum Anniversary Value. The Maximum Anniversary Value is the greatest Anniversary Value attained. The Anniversary Value is the sum of: (1) the Contract Value on a Contract Anniversary; plus (2) all Purchase Payments made since that Contract Anniversary; minus (3) any partial surrenders (and any associated charges) made since that Contract Anniversary. An Anniversary Value is determined for each Contract Anniversary through the earlier of: (1) the deceased Owner's 80th birthday, or (2) the date of that Owner's death.



    If the Owner dies after his or her 90th birthday, the Death Benefit is the Contract Value.



    Only one Death Benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death.



    The Death Benefit may be taken in one sum immediately. In this event the Contract will terminate. If the Death Benefit is not taken in one sum immediately, then the entire interest in the Contract must be distributed under one of the following options:



    (1) the entire interest must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner's death, or



    (2) the entire interest must be distributed within 5 years of the Owner's death.



If the Beneficiary is the deceased Owner's spouse, then the surviving spouse may elect, in lieu of receiving the Death Benefit, to continue the Contract and become the new Owner. The surviving spouse may select a new Beneficiary. Upon this spouse's death, the Death Benefit will become payable to the new Beneficiary and must then be distributed to the new Beneficiary in one sum immediately or according to either paragraph (1) or
(2) above.



    If any Owner is not an individual, the death of the Annuitant is treated as the death of an Owner.


                        SUSPENSION OR DELAY IN PAYMENTS

    Payments of a partial or full surrender of the Variable Account Value or Death Benefit are usually made within seven (7) calendar days. However, the Company may delay such payment of a partial or full surrender of the Variable Account Value or Death Benefit for any period in the following circumstances:

    1)  when the New York Stock Exchange is closed; or

    2)  when trading on the New York Stock Exchange is restricted; or

    3)  when an emergency exists (as determined by the SEC as a result of which
       (a) the disposal of securities in the Variable Account is not reasonably practicable; or (b) it is not reasonably practicable to determine fairly the value of the net assets of the Variable Account); or

    4) when the SEC, by order, so permits for the protection of security holders.


    Protective Life further reserves the right to delay payment of a partial or full surrender of the Guaranteed Account Value for up to six months in those states where applicable law requires us to reserve such right.


                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)


    GENERAL. No charge for sales expenses is deducted from Purchase Payments at the time Purchase Payments are paid. However, within certain time limits described below, a surrender charge (contingent deferred sales charge) is deducted from the Contract Value if a partial surrender or surrender is made before the Annuity Commencement Date. Also, a surrender charge may, in certain circumstances, be deducted from amounts applied to Annuity Options. (See "Annuity Options".)


    CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER. The surrender charge is equal to the percentage of each Purchase Payment surrendered as specified in the table below. The surrender charge is separately calculated and applied to each Purchase Payment at any time that the Purchase Payment is surrendered. No such surrender charge applies to the Contract Value in excess of aggregate Purchase Payments. The surrender charge is calculated using the assumption that all Contract Value in excess of aggregate Purchase Payments is surrendered before any Purchase Payments and that Purchase Payments are surrendered on a first-in-first-out basis.

    The surrender charge is as follows:

   NUMBER OF FULL YEARS
          ELAPSED                 SURRENDER CHARGE AS A
BETWEEN THE DATE OF RECEIPT            PERCENTAGE
 OF PURCHASE PAYMENT(S) &     OF PURCHASE PAYMENT WITHDRAWN
     DATE OF SURRENDER               IN A FULL YEAR
---------------------------  -------------------------------
        Less than 1                        7%
             1                             6%
             2                             5%
             3                             4%
             4                             3%
             5                             2%
             6+                            0%

    The surrender charge is not applied to the payment of a Death Benefit. Currently, the surrender charge is not applied to systematic withdrawals made within the limits described in the "Systematic Withdrawals" section of this prospectus. (See "Death Benefits" and "Systematic Withdrawals.")



    Surrenders will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the Guaranteed Account Value.



    REDUCTION OR ELIMINATION OF SURRENDER CHARGE. Surrender charges may be decreased or waived on Contracts issued to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under such a program results in saving of sales expenses. The entitlement to such a reduction in surrender charge will be determined by the Company.



    In addition, surrender charges are waived for a surrender or partial surrender of a Contract Value under Contracts issued to employees and registered representatives of any member of the selling group and their spouses and minor children, or to officers, directors, trustees or bona-fide full time employees of Protective Life or the investment advisers of any of the Funds or their affiliated companies (based upon the Owner's status at the time the Contract is purchased).



    WAIVER OF SURRENDER CHARGES. Protective Life will waive surrender charges in the event you, at any time after the first Contract Year, (1) enter for a period of at least ninety (90) days a facility which is licensed by the State and qualifies as a skilled nursing home facility under Medicare or Medicaid; or
(2) you are first diagnosed as having a terminal illness by a physician that is not related to you or the Annuitant. The term "terminal illness" is defined in the Contract. Written proof of a terminal illness satisfactory to Protective Life must be submitted. Protective Life reserves the right to require an examination by a physician of its choice. The Waiver of surrender charges provision is not available in all states due to applicable insurance laws in effect in various states.


ADMINISTRATIVE CHARGES


    We will deduct an administration charge equal, on an annual basis, to .15% of the daily net asset value of each Sub-Account in the Variable Account. This deduction is made to reimburse Protective Life for expenses incurred in the administration of the Contract and the Variable Account. The administration charge is deducted only from the Variable Account Value.


TRANSFER FEE


    Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year. For the purpose of assessing the fee, each request would be considered to be one transfer, regardless of the number of Allocation Options affected by the transfer in one day. The fee would be deducted from the amount being transferred.


MORTALITY AND EXPENSE RISK CHARGE


    To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge equal on an annual basis, to 1.25% of the average annual daily net assets of the Variable Account.



    The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that Protective Life assumes also includes a guarantee to pay a Death Benefit if the Owner dies before the Annuity Commencement Date. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses.

CONTRACT MAINTENANCE FEE


    Prior to the Annuity Commencement Date, the contract maintenance fee is $35 and is deducted from the Variable Account Value on each Contract Anniversary, and on any day that the Contract is surrendered, if such surrender occurs on any day other than the Contract Anniversary. The contract maintenance fee deduction will be allocated to the Sub-Accounts in the same proportion as the Sub-Account Values in the Variable Account. The contract maintenance fee will be waived by Protective Life in the event the Purchase Payments minus any withdrawals or partial surrenders, or the Contract Value equals or exceeds $50,000 on the date(s) the contract maintenance fee is to be deducted.


    In addition, the contract maintenance fee may be reduced or waived for Contracts issued to employees and registered representatives of any member of the selling group and their spouses and minor children, or to officers, directors, trustees, or bona-fide full time employees of Protective Life or the investment advisers of any of the Funds or their affiliated companies (based upon the Owner's status at the time the Contract is purchased). Such waiver or reduction will only be made to the extent that Protective Life estimates that it will incur lower administrative expenses or perform fewer administrative services.


FUND EXPENSES


    The net assets of each Sub-Account of the Variable account will reflect the investment management fees and other operating expenses incurred by the Funds. For each Fund, an investment manager is paid a daily fee for its services. (See the prospectuses for the Funds, which accompany this Prospectus.)

PREMIUM TAXES


    Some states impose premium taxes at rates ranging up to 3.5%. If premium taxes are applicable to your Contract, we will deduct them from your Contract by applying the premium tax rate to one of the following: your Purchase Payment(s), your surrender amount(s), or the amount applied to an Annuity Option.


OTHER TAXES

    Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. Protective Life may, however, make such a charge in the future if income or gains within the Variable Account will result in any federal income tax liability to Protective Life. Charges for other taxes attributable to the Variable Account, if any, may also be made.


                            ANNUITY INCOME PAYMENTS



ANNUITY COMMENCEMENT DATE



    As of the Annuity Commencement Date, we will apply your Contract Value (less any applicable charges and premium taxes) to the Annuity Option you have selected, and determine the amount of your first Annuity Income Payment. The Annuity Commencement Date may not be later than the Annuitant's 85th birthday unless approved by Protective Life. You may change the Annuity Commencement Date from time to time by Written Notice not later than 30 days before the scheduled Annuity Commencement Date. Annuity Commencement Dates that represent an advanced age for the Annuitant (E.G., past age 85), may in certain circumstances have adverse income tax consequences. (See "Federal Income Tax Matters".) Distributions from Qualified Contracts may be required before the Annuity Commencement Date.



SELECTION OF ANNUITY OPTIONS



    You may select an Annuity Option, or change your selection, from time to time by Written Notice not later than 30 days before the scheduled Annuity Commencement Date. If you have not selected an Annuity Option 30 days or more before the Annuity Commencement Date, we will apply your Contract Value to Option 2 -- Life Income with Payments for a 10 Year Guaranteed Period.

    You may apply your Contract Value to a Fixed Annuity Income Payment option, a Variable Annuity Income Payment option (where available), or a combination of both. If you choose a combination of both, the period during which both the fixed and variable payments are to be made must correspond. To receive a combination of both Fixed Annuity Income Payments and Variable Annuity Income Payments, you must apply at least 50% of your Contract Value to the Variable Annuity Income Payment option. To receive any Variable Annuity Income Payments, you must apply at least $25,000 of Contract Value to a Variable Annuity Income Payment option. For Qualified Contracts, certain restrictions in the selection of Annuity Options apply.



    A surrender charge will not be applied to the Contract Value when the Contract Value is applied to an Annuity Option on the Annuity Commencement Date if annuity payments are made for the lifetime of the Annuitant or for a period certain of at least 5 years. In certain circumstances, therefore, a surrender charge could apply under Fixed Option C, Variable Option A and the Additional Option described below.



    MINIMUM AMOUNTS. If your Contract Value is less than $5,000 on the Annuity Commencement Date, we reserve the right to pay the Contract Value in one lump sum. If at any time your Annuity Income Payments are less than the minimum payment amount according to Protective Life's rules then in effect, we have the right to change the frequency to an interval that will result in a payment at least equal to the minimum. The current minimum payment amount is $100.



ANNUITY OPTIONS



    FIXED ANNUITY INCOME PAYMENTS. Fixed Annuity Income Payments are periodic payments from Protective Life to the designated payee, the amount of which is fixed and guaranteed by Protective Life. The amount of Fixed Annuity Income Payments is not in any way dependent upon the investment experience of the Variable Account. Once Fixed Annuity Income Payments have begun, the Contract may not be surrendered.



    The following Fixed Annuity Income Payment options may be elected:



    FIXED OPTION A -- FIXED PAYMENT FOR A CERTAIN PERIOD. Equal payments will be made for any period of not less than 5 or more than 30 years. The amount of each payment depends on the total amount applied, the period selected and the payment rates in effect on the Annuity Commencement Date. Payments under this Annuity Option do not depend on the life of the Annuitant(s).



    FIXED OPTION B -- LIFE INCOME WITH FIXED PAYMENTS FOR A CERTAIN
PERIOD. Equal payments are based on the life of the named Annuitant(s). Payments will be made for the lifetime of the Annuitant(s), with payments guaranteed for not less than 5 nor more than 30 years. Protective Life may make other periods available. Payments stop at the end of the selected certain period or when the Annuitant(s) dies, whichever is later.



    FIXED OPTION C -- PAYMENTS OF A FIXED AMOUNT. Equal payments will be made for a fixed amount. The amount of each payment may not be less than $10 for each $1,000 applied. The period for which payments will be made depends on the total amount applied, the amount of the fixed payment, and the payment rates in effect on the Annuity Commencement Date.



    VARIABLE ANNUITY INCOME PAYMENTS. Variable Annuity Income Payments are periodic payments from Protective Life to the designated payee, the amount of which varies from one payment to the next as a reflection of the net investment experience of the Sub-Account(s) you select to support the payments. Variable Income Payments are not available in all states.



    ANNUITY UNITS. On the Annuity Commencement Date, the Contract Value (less applicable charges and premium taxes) is applied to the variable Annuity Option you have selected, and using an interest assumption of 5%, we determine the dollar amount that would equal a Variable Annuity Income Payment if a payment were made on that date. (No payment is actually made on that date.) We then allocate that dollar amount among the Sub-Accounts you selected to support your Variable Annuity Income Payments, and based on the then current Annuity Unit value, we determine the number of Annuity Units in each of those Sub-Accounts that is credited to your Contract. The number of Annuity Units attributable to each Sub-Account under a Contract remains fixed unless there is an exchange of Annuity Units between Sub-Accounts.



    VARIABLE ANNUITY INCOME PAYMENTS. The dollar amount of each Variable Annuity Income Payment attributable to each Sub-Account is determined by multiplying the number of Annuity Units of that Sub-Account credited to your Contract by the Annuity Unit value (described below) for that Sub-Account on the Valuation Period that includes the 20th day of each month in which a payment is due. The dollar value of each Variable Annuity Income Payment is the sum of the Variable Annuity Income Payment attributable to each Sub-Account.



    The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:



    (a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit value is being calculated;



    (b) is the Annuity Unit value for the preceding Valuation Period; and



    (c) is a daily Assumed Investment Return (AIR) factor adjusted for the number of days in the Valuation Period.



    The AIR is equal to 5%, and the AIR factor is equal to one plus the AIR, or
1.05. The annual factor can be translated into a daily factor of 1.00013368.



    If the net investment return of the Sub-Account for an Annuity Income Payment period is equal to the AIR during that period, the Variable Annuity Income Payment attributable to that Sub-Account for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the AIR for that period, the payment for that period will be greater than the payment for the prior period; to the extent that such net investment return falls short of the AIR for that period, the payment for that period will be less than the payment for the prior period.



    EXCHANGE OF ANNUITY UNITS. After the Annuity Commencement Date, you may exchange the dollar amount of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the exchange, the dollar amount of a Variable Annuity Income Payment generated from the Annuity Units of either Sub-Account would be the same. Only one exchange between Sub-Accounts is allowed in any calendar month, and no exchanges are allowed between the Guaranteed Account and the Variable Account.



    In states where available, the following Variable Annuity Income Payment options may be elected:



    VARIABLE OPTION A -- VARIABLE PAYMENTS FOR A CERTAIN PERIOD.   Payments are
made for any selected period of not less than 10 nor more than 30 years. Payments under this Annuity Option do not depend on the life of the Annuitant(s).



    You may surrender the Contract under this option for its commuted value. Surrender charges will be imposed, when applicable, on the Purchase Payments you allocated to this Annuity Option on the Annuity Commencement Date or the commuted value, whichever is less.



    VARIABLE OPTION B -- LIFE INCOME WITH VARIABLE PAYMENTS FOR A CERTAIN PERIOD. Payments are made for the lifetime of the Annuitant(s), with payments guaranteed from 10 to 30 years. Payments stop at the end of the certain period or when the Annuitant(s) dies, whichever is later. You may not surrender the Contract once payments have begun under this option.



    ADDITIONAL OPTION -- In addition to the Annuity Options described above, the Contract Value (less applicable charges and premium taxes) may be used to purchase any annuity contract that we offer on the date this option is elected.

DEATH OF ANNUITANT OR OWNER AFTER ANNUITY COMMENCEMENT DATE



    In the event of the death of any Owner on or after the Annuity Commencement Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Commencement Date and before all benefits under the Annuity Option selected have been paid, any remaining portion of such benefits will be paid out at least as fast as under the Annuity Option being used when the Owner or Annuitant died. After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant's death.


                            YIELDS AND TOTAL RETURNS

    From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. THESE FIGURES ARE BASED ON HISTORIC RESULTS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Certain Funds have been in existence prior to the commencement of the offering of the Contract described in this prospectus, and prior to the investment by the Sub-Accounts in such Funds. The Variable Account may advertise the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the commencement of the offering of the Contract and the investments by the Sub-Accounts is calculated as if the Contract had been offered during those periods and the Sub-Account had invested in those Funds during those periods, using current charges and expenses. Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.

    Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds' performance also reflects the Funds' expenses. Certain of the expenses of each Fund may be reimbursed by the investment manager. (See the Prospectuses for the Funds.)

    The yield of the PIC Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but when annualized the income earned by an investment in-the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

    The yield of a Sub-Account (except the PIC Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

    The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. Average annual return refers to total return quotations that are annualized based on an average return over various periods of time.

    The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account (including any Surrender Charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes). When a Sub-Account other than the PIC Money Market Sub-Account has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.

    In addition to the standard version of average annual total return described above, total return performance information computed on two different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as the standard version except deductions will include neither the surrender charge nor the Contract maintenance fee. In addition, Protective Life may from time to time disclose average annual total return in other non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

    Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds.

    Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

    In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), the Variable Annuity Research Data Service ("VARDS"), and Morningstar Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

    Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

    Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

    Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

    All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund's investment experience is positive.

                                 EXCHANGE OFFER

    The Company is offering to owners of certain modified guaranteed annuity contracts issued by it the opportunity to exchange such a contract for a Contract. Owners of ProSaver Modified Guaranteed Annuity Contracts and ProSaver Platinum Modified Guaranteed Annuity Contracts (collectively "ProSaver MGA Contracts") may, any time prior to the annuity commencement date under such contracts, exchange their ProSaver MGA Contract for this Contract. Contracts are offered to owners of ProSaver MGA Contracts on the same basis as Contracts are offered to any other purchaser. All charges and deductions described in this prospectus are equally applicable to Contracts received in an exchange or purchased by ProSaver MGA Contract owners and to Contracts sold to other purchasers. Applicable surrender charges and market value adjustments will be assessed under a ProSaver MGA Contract in connection with an exchange, surrender, or partial surrender of a ProSaver MGA Contract.


    The Contracts differ from the ProSaver MGA Contracts in many significant respects. Most importantly, Contract Value under the Contracts may consist, entirely or in part, of Variable Account Value which fluctuates in response to the net investment return of the Variable Account. In contrast, account value under the ProSaver MGA Contracts reflects interest credited by the Company at rates guaranteed for certain guaranteed periods of time. The value before the end of the guaranteed period under the ProSaver MGA Contracts reflects changing current interest rates and does not vary with the investment performance of a separate account. Furthermore, Guaranteed Account Value under the Contracts is computed and credited on a basis substantially different from that of the ProSaver MGA Contracts. In particular, unlike a ProSaver MGA Contract, a surrender, partial surrender or transfer of Guaranteed Account Value under a Contract may not be subject to a market value adjustment. In contrast, account value under a ProSaver MGA Contract is reduced or increased by, among other things, a market value adjustment when surrenders, partial surrenders or transfers are made from a sub-account prior to the expiration of a guaranteed period. In addition, interest rates applicable to Guaranteed Account Values under the Contracts are currently guaranteed for one year periods whereas rates applicable to the ProSaver MGA Contracts may be guaranteed for significantly longer time periods.



    Other significant differences between the Contracts and the ProSaver MGA Contracts may include: (1) additional charges applicable under the Contracts such as the mortality and expense risk charge, the administration charge and annual contract maintenance fee that are not found in the ProSaver MGA Contracts, (2) a contract loan provision under the Contracts, when used in connection with certain Qualified Plans, that is not available under the ProSaver MGA Contracts, (3) different surrender charges, (4) different Death Benefits, (5) different annuity option purchase rates, and (6) differences in federal and state laws and regulations applicable to each of the types of contracts. Owners of ProSaver MGA Contracts should refer to their contract forms and to their prospectus for such contracts for a complete description of the ProSaver MGA Contract. Copies of the most recent ProSaver MGA Contract prospectus are available free of charge from Protective Life at its home office.


    Owners of ProSaver MGA Contracts should carefully consider whether it will be advantageous to replace such a contract with a Contract. IT MAY NOT BE ADVANTAGEOUS TO EXCHANGE A PROSAVER MGA CONTRACT FOR A CONTRACT (OR TO SURRENDER IN FULL OR IN PART A PROSAVER MGA CONTRACT AND USE THE SURRENDER OR PARTIAL SURRENDER PROCEEDS TO PURCHASE A CONTRACT) EXCEPT AT THE EXPIRATION OF ALL GUARANTEED PERIODS IN ORDER TO AVOID APPLICATION OF A MARKET VALUE ADJUSTMENT AND A SURRENDER CHARGE.

    Sales representatives offering the Contracts to ProSaver MGA Contract owners will generally receive a sales commission. The maximum sales commission that may be paid is 7% of Purchase Payments, not including subsequent asset-based commissions. (See "Distribution of the Contracts".)

    TAX CONSIDERATIONS. Protective Life believes that an exchange of a non-qualified ProSaver MGA Contract for a Contract generally should be treated as a nontaxable exchange of annuity contracts within the meaning of Section 1035 of the Code. A Contract received in exchange will generally be treated as a newly issued contract as of the effective date of the Contract. This could have various tax consequences, E.G., aggregation with other annuity contracts issued during the same calendar year as the exchange. (See "Federal Tax Matters".)

    IF YOU SURRENDER YOUR NON-QUALIFIED PROSAVER MGA CONTRACT IN WHOLE OR IN PART AND AFTER RECEIPT OF THE PROCEEDS YOU USE THE SURRENDER PROCEEDS OR PARTIAL SURRENDER PROCEEDS TO PURCHASE A CONTRACT IT WILL

NOT BE TREATED AS A TAX-FREE EXCHANGE. THE SURRENDER PROCEEDS WILL GENERALLY BE INCLUDIBLE IN INCOME (TO THE EXTENT OF ANY INCOME IN THE PROSAVER MGA CONTRACT) AND A 10% PENALTY TAX MAY APPLY IF THE SURRENDER IS MADE BEFORE THE TAXPAYER REACHES AGE 59 1/2. (SEE "PENALTY TAX ON PREMATURE DISTRIBUTIONS.")


    Special tax considerations apply to exchanges of, or transfers of amounts from, a ProSaver MGA Contract issued in connection with a Qualified Plan to a Contract.

    Owners of ProSaver MGA Contracts should consult their tax advisors before exchanging a ProSaver MGA Contract for this Contract, or before surrendering in whole or in part their ProSaver MGA Contract and using the proceeds to purchase this Contract.

                              FEDERAL TAX MATTERS

INTRODUCTION

    The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Code, Treasury regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

    This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, PROTECTIVE LIFE MAKES NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

THE COMPANY'S TAX STATUS

    Protective Life is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.

                        TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD

    Under existing provisions of the Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if (1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations, (2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes, and (3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).

    DIVERSIFICATION REQUIREMENTS. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contact Value over the premiums paid for the Contact. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.

    OWNERSHIP TREATMENT. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

    The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of the assets of a segregated asset account. For example, the owner of this Contract has the choice of more investment options to which to allocate purchase payments and Variable Account values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

    NON-NATURAL OWNER. As a general rule, Contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

    In addition, exceptions to the general rule for non-natural Owners will apply with respect to (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent, (2) certain Qualified Contracts, (3) Contracts purchased by employers upon the termination of certain Qualified Plans, (4) certain Contracts used in connection with structured settlement agreements, and (5) Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.


    DELAYED ANNUITY COMMENCEMENT DATES. If the Contract's Annuity Commencement Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (E.G., past age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.


    The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

TAXATION OF PARTIAL AND FULL SURRENDERS


    In the case of a partial surrender, amounts received generally are includible in income to the extent the Owner's Contract Value before the surrender exceeds his or her "investment in the contract." In the case of a full surrender, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not included in income. Partial and full surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Partial and full surrenders may also be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.") In addition, in the case of partial and full surrenders from certain Qualified Plans, mandatory withholding requirements may apply, unless a "direct rollover" of the amount surrendered is made. (See "Direct Rollovers".)


    Under the Waiver of Surrender Charges provision of the Contract, amounts distributed may not be subject to Surrender Charges if the Owner has a terminal illness or if the Owner enters, for a period of at least 90 days, certain nursing home facilities. Such distributions will be treated as surrenders for federal tax purposes.

    The Contract provides a Death Benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. As described elsewhere in this Prospectus, the

Company imposes certain charges with respect to the Death Benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a partial surrender of the Contract.

TAXATION OF ANNUITY PAYMENTS


    Normally, the portion of each Annuity Income Payment taxable as ordinary income is equal to the excess of the payment over the exclusion amount. In the case of Variable Annuity Income Payments, the exclusion amount is the "investment in the contract" (defined above) allocated to the variable Annuity Option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of Fixed Annuity Income Payments, the exclusion amount is the amount determined by multiplying (1) the payment by (2) the ratio of the investment in the contract allocated to the fixed annuity option, adjusted for any period certain or refund feature, to the total expected amount of annuity payments for the term of the Contract (determined under Treasury Department regulations). Annuity payments may be subject to federal income tax withholding requirements. (See Federal Income Tax Income Withholding.) In addition, in the case of Annuity Income Payments from certain Qualified Plans, mandatory withholding requirements may apply, unless a "direct rollover" of such annuity payments is made. (See Direct Rollovers.)



    Once the total amount of the investment in the contract is excluded using this ratio, annuity payments will be fully taxable. If Annuity Income Payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.


    There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

TAXATION OF DEATH BENEFIT PROCEEDS


    Prior to the Annuity Commencement Date, amounts may be distributed from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such Death Benefit proceeds are includible in income as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above, or (2) if distributed under an Annuity Option, they are taxed in the same manner as Annuity Income Payments, as described above. After the Annuity Commencement Date, where a guaranteed period exists under an Annuity Option, and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time, or (2) if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all Annuity Income Payments thereafter are fully includible in income.


    Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding".) In addition, in the case of such proceeds from certain Qualified Plans, mandatory withholding requirements may apply, unless a "direct rollover" of such proceeds is made. (See "Direct Rollovers".)

ASSIGNMENTS, PLEDGES, AND GRATUITOUS TRANSFERS

    Other than in the case of Contracts issued in connection with certain Qualified Plans (which generally cannot be assigned or pledged), any assignment or pledge (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includible as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the contract at the time of transfer. In such case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS

    Where a Contract has not been issued in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract that is includable in income unless the payment is: (a) received on or after the Owner reaches age 59 1/2; (b) attributable to the Owner's becoming disabled (as defined in the tax law); (c) made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (d) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and a designated beneficiary (as defined in the tax law), or (e) made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. (Similar rules, discussed below, apply in the case of certain Contracts issued in connection with Qualified Plans.)

AGGREGATION OF CONTRACTS


    In certain circumstances, the amount of an Annuity Income Payment or a surrender from a Contract that is includible in income may be determined by combining some or all of the annuity contracts owned by an individual not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life, the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment not received as an annuity (including surrenders prior to the Annuity Commencement Date) is includible in income. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.



LOSS OF INTEREST DEDUCTION WHERE CONTRACT IS HELD
  BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS



    In the case of Contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, recent changes in the tax law may result in otherwise deductible interest no longer being deductible by the entity, regardless of whether the income on such Contracts is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the Contract, or entities that will be beneficiaries under a Contract, should consult a tax adviser.


                           QUALIFIED RETIREMENT PLANS

IN GENERAL

    The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans.


    The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, both the amount of the contribution that may be made, and the tax deduction or exclusion that the Owner may claim for such contribution, are limited under Qualified Plans and vary with the type of plan. Also, for full surrenders, partial surrenders, and

Annuity Income Payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Similarly, loans from Qualified Contracts, where available, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising any loan privileges that are available.)


    If this Contract is used in connection with a Qualified Plan, the Owner and Annuitant must be the same individual. In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities ("IRAs"), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.


    There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment (a) received on or after the Owner reaches age 59 1/2, (b) received on or after the Owner's death or because of the Owner's disability (as defined in the tax law), or (c) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law). These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor.


    When issued in connection with a Qualified Plan, a Contract will be amended as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

    Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

    INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), distributions from certain Qualified Plans may be "rolled over" on a tax-deferred basis into an IRA.


    The Contract may not, however, be used in connection with an "Education IRA" under Section 530 of the Code, a "Simplified Employee Pension" under Section 408(K) of the Code, or a "Simple IRA" under Section 408(p) of the Code.

    IRAs generally may not invest in life insurance contracts, but an annuity that is purchased by, or used as, an IRA may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a Death Benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.



    ROTH IRAS. Recently enacted Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs differ from other IRAs in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income. The eligibility and mandatory distribution requirements for Roth IRAs also differ from non-Roth IRAs. Furthermore, a rollover may be made to a Roth IRA only if it is a "qualified rollover contribution." A "qualified rollover contribution" is a rollover contribution to a Roth IRA from another Roth IRA or from a non-Roth IRA, but only if such rollover contribution meets the rollover requirements for IRAs under section 408(d)(3) of the Code. In the case of a qualified rollover contribution or a transfer from a non-Roth IRA to a Roth IRA, any portion of the amount rolled over which would be includible in gross income were it not part of a qualified rollover contribution or a nontaxable transfer will be includible in gross income. However, the 10 percent penalty tax on premature distributions generally will not apply to such amounts.



    All or part of amounts in a non-Roth IRA may be converted into a Roth IRA. Such a conversion can be made without taking an actual distribution from the IRA. For example, an individual may make a conversion by notifying the IRA issuer or trustee, whichever is applicable. The conversion of an IRA to a Roth IRA is a special type of qualified rollover distribution. Hence, the IRA participant must be eligible to make a qualified rollover distribution in order to convert an IRA to a Roth IRA. A conversion typically will result in the inclusion of some or all of the IRA value in gross income, as described above. Persons with adjusted gross incomes in excess of $100,000 or who are married and file a separate return are not eligible to make a qualified rollover contribution or a transfer in a taxable year from a non-Roth IRA to a Roth IRA.



    Any "qualified distribution" from a Roth IRA is excludable from gross income. A "qualified distribution" is a payment or distribution which satisfies two requirements. First, the payment or distribution must be (a) made after the Owner attains age 59 1/2, (b) made after the Owner's death, (c) attributable to the Owner being disabled, or (d) a qualified first-time homebuyer distribution within the meaning of section 72(t)(2)(F) of the Code. Second, the payment or distribution must be made in a taxable year that is at least five years after
(a) the first taxable year for which a contribution was made to any Roth IRA established for the Owner, or (b) in the case of a payment or distribution properly allocable to a qualified rollover contribution from a non-Roth IRA (or income allocable thereto), the taxable year in which the rollover contribution was made. A distribution from a Roth IRA which is not a qualified distribution is generally taxed in the same manner as a distribution from non-Roth IRAs. Distributions from a Roth IRA need not commence at age 70 1/2.



    As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the Contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Persons intending to use the Contract in connection with a Roth IRA should seek competent advice.


    CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. The Contract provides a Death Benefit that in certain circumstances may exceed the greater of the

Purchase Payments and the Contract Value. It is possible that such Death Benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

    SECTION 403(B) POLICIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. Purchasers of the Contracts for use as a "Section 403(b) Policy" should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with such Contracts. In particular, purchasers and their advisers should consider that the Contract provides a Death Benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a Section 403(b) Policy. Even if the Death Benefit under the Contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her Section 403(b) Policy.

    Section 403(b) Policies contain restrictions on withdrawals of (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988. These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, become disabled, or in the case of hardship. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon can not be distributed on account of hardship. (These limitations on withdrawals do not apply to the extent the Company is directed to transfer some or all of the Contract Value to the issuer of another Section 403(b) Policy or into a Section 403(b)(7) custodial account.)

    DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.

DIRECT ROLLOVERS

    If your Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a
Section 403(b) Policy, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, or section 403(b) annuity or custodial account, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code and distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more).

    Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

                         FEDERAL INCOME TAX WITHHOLDING


    Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Commencement Date) and conversions of, or roll overs from, non-Roth IRAs to Roth IRAs is 10%. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.


           MATTERS RELATING TO CONTRACTS OFFERED PRIOR TO MAY 1, 1996

    Contracts offered prior to May 1, 1996 and Contracts issued in certain states after May 1, 1996 are different in certain regards including but not limited to providing a different guaranteed Death Benefit than the Death Benefit described on page 19, and different procedures relating to the Death Benefit than those described elsewhere in this Prospectus. (For a list of these states, please contact our Home Office or your registered representative.) Purchasers of Contracts with the different guaranteed Death Benefit must refer to the discussion below together with other sections of this Prospectus in order to determine their rights and benefits under the Contract.

    The following description of the Death Benefit and Loan Privilege for section 403(b) Contracts issued prior to May 1, 1996 should be substituted or added in their entirety for the related descriptions found elsewhere in this Prospectus. The page references listed below indicate where in the Prospectus the substituted descriptions can be found.


A.  SUMMARY (PAGE 8)


    The paragraphs in the Summary describing the Death Benefit provided in this Contract should be revised to read as follows:


    IS THERE A DEATH BENEFIT? If any Owner dies prior to the Annuity Commencement Date, a Death Benefit will be payable. The Death Benefit will be determined as of the end of the Valuation Period during which due proof of death is provided to us. The guaranteed Death Benefit is equal to the sum of: (1) the Guaranteed Account Value; plus (2) the greater of: (a) the Variable Account Value; or (b) the total Purchase Payment(s) allocated to the Variable Account less previous transfers from the Variable Account, partial surrenders, and any applicable Surrender Charge(s) and Contract Maintenance Fees, increased by amounts transferred to the Variable Account and interest at a compounded annual effective interest rate of 5% credited as of each Contract Anniversary up to any Owner's 80th birthday. (See "Death Benefit".)



B.  SURRENDERS AND PARTIAL SURRENDERS (PAGE 19).


    A new section entitled "Loan Privilege" should be added to read as follows at the of the section.

LOAN PRIVILEGE

    Protective Life offers a loan privilege to Owners of section 403(b) Contracts that were issued prior to May 1, 1996 that are not subject to Title 1 of ERISA. Owners of such Contracts may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. Tax advisors and retirement plan advisors should be consulted prior to exercising loan privileges.

    The amount available for a loan at any given time is the lesser of (1) 80% of the Contract Value less any outstanding debt under the Contract (including any accrued interest thereon), or (2) the amount permitted as a loan under federal tax law. The minimum loan amount is $1,000. The maximum amount permitted as a loan under federal tax law generally equals the amount which, when added to existing debt under the Contract, does not exceed the lesser of (1) $50,000 (reduced by any excess of the highest outstanding debt during the one year period ending on the day before the date on which the current loan is made, over the outstanding debt on the date the current loan is made), or (2) $10,000 or, if greater, one-half of the Contract Value. For purposes of determining the amount permitted as a loan under the federal tax law, certain employer plans must be aggregated. A tax advisor should be consulted for purposes of determining the maximum amount which may be taken and treated as a loan, rather than as a taxable distribution, for federal income tax purposes.


    Loans will be made only upon written request of the Owner. Protective Life will make loans within seven days of receiving a properly completed loan application, subject to postponement under the same circumstances that payment of surrenders may be postponed. (See "Suspension or Delay in Payments".) When an Owner requests a loan, Protective Life will reduce the Owner's Contract Value (on a pro rata basis among investments in the Allocation Options, unless the Owner requests otherwise) by the amount of the loan and transfer that amount to the loan account, which is part of Protective Life's general account. Amounts in the loan account will not participate in the investment experience of any Sub-Account. Loans must be repaid within five years, repayments must be made at least quarterly, and repayments must be made in substantially equal amounts. However, the repayment period of a loan may be longer than five years if the purpose of the loan is to acquire a principal residence for the Owner. The Owner may prepay the loan, in whole or in part, at any time while the Contract is in force. Failure to make timely loan repayments may give rise to taxable income.



    When the loan is repaid, the amount of the repayment will be transferred from the loan account back into the Variable Account and the Guaranteed Account. The Owner may designate the manner in which a repayment is to be allocated. Otherwise, repayments will be allocated in accordance with the Owner's most recent instructions for allocations. On each Contract Anniversary, Protective Life will transfer from the Contract Value (from the Allocation Options, in the same manner as described above) to the loan account the amount by which the debt on the Contract exceeds the balance in the loan account.


    Protective Life charges interest of 6% per year on Contract loans. Loan interest is payable on amounts in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. Protective Life credits interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the Contract is 2%. If on any date debt under a Contract exceeds the Contract Value, the Contract will be in default. In such case, an Owner will receive a notice indicating the payment needed to bring the Contract out of default and will have a thirty-one (31) day grace period within which to pay the default amount. If the required payment is not made within the grace period, the Contract may be terminated without value.


    The amount of any debt will be deducted from the death benefit. In addition, debt, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Guaranteed and Variable Accounts will apply only to the unborrowed portion of the Contract Value. The longer debt is outstanding, the greater the effect is likely to be.



C.  DEATH BENEFIT (PAGE 21)


    If any Owner dies before the Annuity Commencement Date, a guaranteed Death Benefit will be paid to the Beneficiary. In the case of certain Qualified Contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a Beneficiary.


    The guaranteed Death Benefit will be determined as of the end of the Valuation Period in which due proof of death is received by us. The guaranteed Death Benefit at any age will be equal to the sum of: (1) the Guaranteed Account Value; plus (2) the greater of: (a) the Variable Account Value; or (b) the total Purchase Payment(s) allocated to the Variable Account less previous transfers from the Variable Account, partial surrenders, and any applicable Surrender Charges(s) and Contract Maintenance

Fees, increased by amounts transferred to the Variable Account (this subtotal is called "Death Benefit Account Value") and interest at a compounded annual effective interest rate of 5% credited to the Death Benefit Account Value as of each Contract Anniversary, on or before any Owner's 80th birthday.


    The Death Benefit may be taken in one sum immediately as a full surrender of the Contract. If the Death Benefit is not taken in one sum immediately the Contract will be continued with the Death Benefit becoming the new current Contract Value. Any increase in the Contract Value will be allocated to and among the Allocation Options in proportion to their values immediately prior to the Owner's death. If the Death Benefit is not taken in one sum immediately, the entire interest in the Contract must be distributed within five years of the Owner's death unless:


    (a) the entire interest in the Contract is distributed over the life of the Beneficiary with distributions beginning within one year of the Owner's death; or

    (b) the entire interest in the Contract is distributed over a period not extending beyond the life expectancy of the Beneficiary with distributions beginning within one year of the Owner's death; or

    (c) the Beneficiary is the deceased Owner's spouse and elects to continue the Contract and become the new Owner.

    If the deceased Owner's spouse is the Beneficiary and elects to continue the Contract and become the new Owner, upon such spouse's death, the entire interest in the Contract is payable to the new Beneficiary (determined at the time of the spouse's death) and must be distributed within five years of the spouse's death.


    If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner.


                                GENERAL MATTERS


MODIFICATION



    No one is authorized to modify or waive any term or provision of this Contract unless we agree to the modification or waiver in writing and it is signed by our President, Vice-President or Secretary. We reserve the right to change or modify the provisions of this Contract to conform to any applicable laws, rules or regulations issued by a government agency. Where required, we will obtain all necessary approvals, including that of the Owner.



REPORTS



    Prior to the Annuity Commencement Date and at least annually, we will send to you at the address contained in our records a report showing the current Contract Value, the current value of your Allocation Options, your current investment allocation and any other information required by law.


INQUIRIES


    Inquiries regarding a Contract may be made by writing to Protective Life at its Administrative Office.


                         DISTRIBUTION OF THE CONTRACTS

    The Contracts will be offered on a continuous basis and Protective Life does not anticipate discontinuing the offering of the Contracts. Nevertheless, Protective Life reserves the right to discontinue the offering at any time. Investment Distributors, Inc. serves as principal underwriter (as defined in the 1940 Act) for the Contracts. Investment Distributors, Inc. has agreed to use its best efforts to sell the Contracts. Investment Distributors, Inc. is a wholly-owned subsidiary of PLC and has the same address as Protective Life. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell Protective Life's Contracts and who are also registered representatives of broker/dealers having a distribution agreement with Investment Distributors, Inc. or broker/dealers having a distribution agreement with such broker/dealer. Investment

Distributors, Inc. is an affiliate of Protective Life Insurance Company and is registered with the SEC under the Securities Exchange Act of 1934 as a broker/dealer. Investment Distributors, Inc. is a member of the National Association of Securities Dealers, Inc. The maximum commission Protective Life will pay is 7.0% of the Purchase Payments for the sale of a Contract, not including subsequent asset-based commissions.


                           PREPARATION FOR YEAR 2000



    Like all financial services providers, Protective Life and its affiliates utilize data processing systems that may be affected by Year 2000 transition issues, and they rely on service providers, including banks, custodians, administrators, investment managers that also may be affected. Protective Life and its affiliates have developed, and are in the process of implementing, a Year 2000 transition plan, and are confirming that its service providers are also so engaged. The resources that are being devoted to this effort are substantial. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on Protective Life and its affiliates. However, as of the date of this prospectus, it is not anticipated that contract owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. Protective Life and its affiliates currently anticipate that their systems will be Year 2000 compliant on or about June 1, 1999, but there can be no assurance that they will be successful, or that interaction with other service providers will not impair their services at that time.


                               LEGAL PROCEEDINGS

    There are at present no legal proceedings to which the Variable Account is a party or the assets of the Variable Account are subject. Protective Life is involved in pending and threatened proceedings in which claims for monetary damages or penalties may be asserted. Management, after consultation with legal counsel, does not believe that such proceedings are material, nor does it anticipate the ultimate liability arising from any such proceeding would be material, to Protective Life in relation to its total assets. Such proceedings are not related to the Variable Account.

                                 VOTING RIGHTS

    In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.


    The number of votes available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which that Owner has allocated Accumulation Units or Annuity Units. Before the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of Accumulation Units allocated for his or her Contract to the total dollar value of that Sub-Account. On or after the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of the liability for future Variable Annuity Income Payments to be paid from the Sub-Account to the total dollar value of that Sub-Account. The liability for future payments is calculated on the basis of the mortality assumptions, (if any), the Assumed Investment Return and the Annuity Unit Value of that Sub-Account. Generally, as Variable Annuity Income Payments are made to the payee, the liability for future payments decreases as does the number of votes.

    The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

    Shares as to which no timely instructions are received and shares held by Protective Life in a Sub-Account as to which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast on that item.

    Each person having a voting interest in a Sub-Account will receive proxy materials, reports, and other material relating to the appropriate Fund.

                              FINANCIAL STATEMENTS


    The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account (comprised of seven sub-accounts) as of December 31, 1997 and 1996 and the related statements of operations and changes in net assets for the years ended December 31, 1997 and 1996 as well as the Report of Independent Accountants are contained in the Statement of Additional Information.



    The audited consolidated balance sheets for Protective Life as of December 31, 1997 and 1996 and the related consolidated statements of income, stockholder's equity, and cash flows for the three years in the period ended December 31, 1997 and the related financial statement schedules as well as the Report of Independent Accountants are contained in the Statement of Additional Information.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS


                                                                                                               PAGE
                                                                                                            -----------
ADDITIONAL CONTRACT PROVISIONS............................................................................           2
  The Contract............................................................................................           2
  Error in Age or Sex.....................................................................................           2
  Incontestability........................................................................................           2
  Non-Participation.......................................................................................           2
  Assignment..............................................................................................           2
CALCULATION OF YIELDS AND TOTAL RETURNS...................................................................           2
  PIC Money Market Sub-Account Yield......................................................................           2
  Other Sub-Account Yields................................................................................           4
  Average Annual Total Returns............................................................................           4
  Other Total Returns.....................................................................................           5
  Effect of the Contract Maintenance Fee on Performance Data..............................................           5
SAFEKEEPING OF ACCOUNT ASSETS.............................................................................           6
STATE REGULATION..........................................................................................           6
RECORDS AND REPORTS.......................................................................................           6
LEGAL MATTERS.............................................................................................           6
EXPERTS...................................................................................................           6
OTHER INFORMATION.........................................................................................           6
FINANCIAL STATEMENTS......................................................................................           7

                                     PART B
                       INFORMATION REQUIRED TO BE IN THE
                      STATEMENT OF ADDITIONAL INFORMATION

                       PROTECTIVE LIFE INSURANCE COMPANY
                             2801 Highway 280 South
                           Birmingham, Alabama 35223
                           Telephone: (205) 879-9230

                      STATEMENT OF ADDITIONAL INFORMATION
                  PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                          INDIVIDUAL FLEXIBLE PREMIUM
                  DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

    This Statement of Additional Information contains information in addition to the information described in the Prospectus for the individual flexible premium deferred variable and fixed annuity contract (the "Contract") offered by Protective Life Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.


      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 1998

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
ADDITIONAL CONTRACT PROVISIONS............................................    2
  The Contract............................................................    2
  Error in Age or Sex.....................................................    2
  Incontestability........................................................    2
  Non-Participation.......................................................    2
  Assignment..............................................................    2
CALCULATION OF YIELDS AND TOTAL RETURNS...................................    2
  PIC Money Market Sub-Account Yield......................................    2
  Other Sub-Account Yields................................................    4
  Average Annual Total Returns............................................    4
  Other Total Returns.....................................................    5
  Effect of the Contract Maintenance Fee on Performance Data..............    5
SAFEKEEPING OF ACCOUNT ASSETS.............................................    6
STATE REGULATION..........................................................    6
RECORDS AND REPORTS.......................................................    6
LEGAL MATTERS.............................................................    6
EXPERTS...................................................................    6
OTHER INFORMATION.........................................................    6
FINANCIAL STATEMENTS......................................................    7

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT


    The Contract and its attachments, including the copy of your Application and any endorsements, riders and amendments, constitute the entire agreement between you and us. All statements in the Application shall be considered representations and not warranties. The terms and provisions of this Contract are to be interpreted in accordance with the Internal Revenue Code of 1986, as amended (the "Code") and applicable regulations.



ERROR IN AGE OR SEX



    When a benefit of the Contract is contingent upon any person's age or sex, we may require proof of such. We may suspend payments until proof is provided. When we receive satisfactory proof, we will make the payments which were due during the period of suspension.



    If, after proof of age and sex is furnished it is determined that the information in the Application was not correct, we will adjust any benefit under the Contract to that which would be payable based upon the correct age and sex. If we have underpaid a benefit because of the error, we will make up the underpayment in a lump sum. If the error resulted in an overpayment, we will deduct the amount of the overpayment from any current or future payment due under the Contract.



INCONTESTABILITY



    We shall not contest the Contract.



NON-PARTICIPATION



    The Contract is not eligible for dividends and will not participate in Protective Life's surplus or profits.



ASSIGNMENT



    You have the right to assign the Contract if it is a Non-Qualified Contract. We do not assume responsibility for the assignment. Any claim made under an assignment is subject to proof of the nature and extent of the assignee's interest prior to payment by us. Assignments have federal income tax consequences. (See "Assignments, Pledges and Gratuitous Transfers" in the prospectus.)



    All instructions and requests to change or assign the Contract must be in writing in a form acceptable to us, and signed by the Owner(s). The instruction, change or assignment will relate back to and take effect on the date it was signed, except we will not be responsible for following any instruction or making any change or assignment before we receive it.


                    CALCULATION OF YIELDS AND TOTAL RETURNS

    From time to time, Protective Life may disclose yields, total returns, and other performance data pertaining to the Contracts for a Sub-Account. Such performance data will be computed or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission ("SEC").

    Because of the charges and deductions imposed under a Contract, yields for the Sub-Accounts will be lower than the yields for their respective Funds. The calculations of yields, total returns, and other performance data do not reflect the effect of premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.50% of premium based on the state in which the Contract is sold.

PIC MONEY MARKET SUB-ACCOUNT YIELD

    From time to time, advertisements and sales literature may quote the current annualized yield of the PIC Money Market Sub-Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gain, or losses on shares of the PIC Money Market Fund or on its portfolio securities.

    This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven day period in value of a hypothetical account under a Contract having a balance of 1 Accumulation Unit of the PIC Money Market Sub-Account at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the PIC Money Market Fund attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract attributable to the hypothetical account. The charges and deductions reflect the per unit charges for the hypothetical account for: 1) the Annual Contract Maintenance Fee; 2) Administration Charge; and 3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, an average per unit Contract Maintenance Fee is used based on the $35 Contract Maintenance Fee deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:

    Current Yield = ((NCS-ES)/UV) X (365/7)


    Where:

    NCS     the net change in the value of the Fund (exclusive of unrealized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical Account having a balance of 1
            Sub-Account Accumulation Unit.

    ES      per unit expenses attributable to the hypothetical account for the seven-day period.

    UV      The Accumulation Unit value as of the end of the last day of the prior seven-day period.


    The effective yield of the PIC Money Market Sub-Account determined on a compounded basis for the same seven-day period may also be quoted.

    The effective yield is calculated by compounding the unannualized base period return according to the following formula:

    Effective Yield = (1 + ((NCS-ES)/UV))365/7 - 1


    Where:

    NCS     the net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation)
            for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account Accumulation Unit.

    ES      per Accumulation Unit expenses attributable to the hypothetical account for the seven-day period.

    UV      the Accumulation Unit value as of the end of the last day of the prior seven-day period.


    Because of the charges and deductions imposed under the Contract, the current and effective yields for the PIC Money Market Sub-Account will be lower than such yields for the PIC Money Market Fund.

    The current and effective yields on amounts held in the PIC Money Market Sub-Account normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The PIC Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the PIC Money Market Fund, the types of quality of portfolio securities held by the PIC Money Market Fund and the PIC Money Market Fund's operating expenses. Yields on amounts held in the PIC Money Market Sub-Account may also be presented for periods other than a seven day period.

OTHER SUB-ACCOUNT YIELDS

    From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Sub-Accounts (except the PIC Money Market Sub-Account) for a Contract for 30-day or one-month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Sub-Account during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

    The yield is computed by: 1) dividing the net investment income of the Fund attributable to the Sub-Account Accumulation Units less Sub-Account expenses for the period; by 2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include the Annual Contract Maintenance Fee, the Administration Charge and the Mortality and Expense Risk Charge. The yield calculation assumes an Contract Maintenance Fee of $35 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 3(1-day or one-month yield), an average administration fee per dollar of Contract value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30-day or one-month period. The 30 day or one month yield is calculated according to the following formula:

    Yield = 2 X [(((N1-ES)/(U X UV)) + 1)(6) - 1]


    Where:

    N1      net income of the Fund for the 30 day or one month period attributable to the
            Sub-Account Accumulation Units.

    ES      expenses of the Sub-Account for the 30 day or one month period.

    U       the average number of Accumulation Units outstanding.

    UV      the Accumulation Unit value as of the end of the last day in the 30 day or one month period.


    Because of the charges and deductions imposed under the Contracts, the yield for the Sub-Account will be lower than the yield for the corresponding Fund.

    The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund and its operating expenses.

    Yield calculations do not take into Account the Surrender Charge under the Contract equal to 2% to 7% of premiums paid during the six years prior to the surrender (including the year in which the surrender is made) on amounts surrendered under the Contract.

AVERAGE ANNUAL TOTAL RETURNS

    From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time.

    Until a Sub-Account has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date the Fund in which that Sub-Account invests began operations. When a Sub-Account invests in a Fund that has been in operation for 1, 5, and 10 years, respectively, the standard annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

    Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date of each period for which total return quotations are provided will generally be for the most recent month-end practicable considering the type and media of the communication and will be stated in the communication.

    Average annual total returns will be calculated using Sub-Account unit values computed on each Valuation Day based on the performance of the Sub-Account's underlying Fund, the deductions for the Mortality and Expense Risk Charge and the Administration Charge. The average annual total return calculation also assumes that the Contract Maintenance Fee is $35 per year per contract deducted at the end of each Contract Year. For purposes of calculating standard average annual total return, an average per dollar Contract Maintenance fee attributable to the hypothetical account for the period for the quotation standard average annual total returns will therefore reflect a deduction of the Surrender Charge for any period less than eight years. The total return will then be calculated according to the following formula:

    TR = (ERV/P)1/N - 1

    Where:

    TR      =          the average annual total return net of Sub-Account recurring charges.

    ERV     =          the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

    P       =          a hypothetical single purchase payment of $1,000.

    N       =          the number of years in the period.

OTHER TOTAL RETURNS

    From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge and in certain cases the Contract maintenance fee may be assumed to be waived. These are calculated in exactly the same way as standard average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered and in certain cases the Contract maintenance fee may be assumed to be waived.

    Protective Life may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

    CTR = (ERV/P) - 1

    Where:

    CTR     =          The cumulative total return net of Sub-Account recurring charges for the period.

    ERV     =          The ending redeemable value of the hypothetical investment at the end of the period. (In certain cases the Contract maintenance fee may be assumed to be waived.)

    P       =          A hypothetical single Purchase Payment of $1,000.

EFFECT OF THE CONTRACT MAINTENANCE FEE ON PERFORMANCE DATA

    The Contract provides for a $35 Annual Contract Maintenance Fee to be deducted annually at the end of each Contract Year, from the Sub-Accounts based on the proportion that the value of each such account bears to the total Contract Account Value. For purposes of reflecting the Contract Maintenance Fee in yield and total return quotations, the annual charge is converted into a per dollar per day charge based on the average Variable Contract Value of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

                         SAFEKEEPING OF ACCOUNT ASSETS

    Title to the assets of the Variable Account are held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

    Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

    The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $15 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

                                STATE REGULATION

    Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Tennessee which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                              RECORDS AND REPORTS

    Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.

                                 LEGAL MATTERS

    Sutherland, Asbill & Brennan of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                    EXPERTS


    The statement of assets and liabilities of The Protective Variable Annuity Separate Account (comprised of seventeen sub-accounts) as of December 31, 1997 and 1996 and the related statements of operations and changes in net assets for the years ended December 31, 1997 and 1996 included in this Statement of Additional Information and in the registration statement have been included herein in reliance on the report of Coopers and Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.



    The consolidated balance sheets of Protective Life as of December 31, 1997 and 1996 and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1997 and the related financial statement schedules included in this Statement of Additional Information and in the registration statement have been included herein in reliance on the report. Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.


                               OTHER INFORMATION

    A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS


    The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account (comprised of seven sub-accounts as of December 31, 1997 and 1996 and the related statements of operations and changes in net assets for the years ended December 31, 1997 and 1996 as well as the Report of Independent Accountants are contained herein.



    The audited consolidated balance sheets for Protective Life as of December 31, 1997 and 1996 and the related consolidated statements of income, stockholder's equity, and cash flows for the years ended December 31, 1997, 1996 and 1995 as well as the Report of Independent Accountants are contained herein.



    [Financial Statements to be added by amendment.]

                                     PART C
                               OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements:

    All required financial statements are included in Part A and Part B of this Registration Statement.

(b) Exhibits:


 1.  Resolution of the Board of Directors of Protective Life Insurance
     Company authorizing establishment of the Protective Life Variable
     Annuity Separate Account**
 2.  Not applicable
 3.  (a)  Form of Underwriting Agreement among Protective Life
          Insurance Company, Investment Distributors, Inc. and the
          Protective Life Variable Annuity Separate Account**
     (b)  Form of Distribution Agreement between Investment
          Distributors, Inc. and broker/ dealers**
 4.  (a)  Form of Individual Flexible Premium Deferred Variable and
          Fixed Annuity Contract*
     (b)  Endorsement**
     (c)  Qualified Retirement Plan Endorsement**
     (d)  Individual Retirement Annuity Endorsement**
     (e)  Tax Sheltered Annuity Endorsement**
     (f)  ERISA Tax-Sheltered Annuity Endorsement**
     (g)  Section 457 Deferred Compensation Plan Endorsement**
     (h)  Death Benefit Endorsement (96)***
     (i)  Tax Sheltered Annuity Endorsement (96)***
     (j) Variable Settlement Option Endorsement (to be filed by amendment)
 5.  Form of Contract Applications**
 6.  (a)  Charter of Protective Life Insurance Company.*
     (b)  By-Laws of Protective Life Insurance Company.*
 7.  Not applicable
 8.  (a)  Participation/Distribution Agreement**
     (b)  Participation Agreement (Oppenheimer Variable Account Funds)
     (c)  Participation Agreement (MFS Variable Insurance Trust)
     (d)  Participation Agreement (Acacia Capital Corporation)
 9. Opinion and Consent of Steve M. Callaway, Esq. (to be filed by amendment)
10. (a) Consent of Sutherland, Asbill & Brennan, L.L.P. (to be filed by amendment)
     (b) Consent of Coopers & Lybrand L.L.P. (to be filed by amendment)
11.  No financial statements will be omitted from Item 23
12.  Not applicable
13.  Not applicable
14.  Powers of Attorney


------------------------
  * Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.
 ** Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.
*** Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 8, 1996.

Item 25. DIRECTORS AND OFFICERS OF DEPOSITOR.


NAME AND PRINCIPAL BUSINESS ADDRESS                             POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------------------  -----------------------------------------------------------------
Drayton Nabers, Jr.                              Chairman of the Board
John D. Johns                                    President, and Director
R. Stephen Briggs                                Executive Vice President, Director
Carolyn King                                     Senior Vice President, Investment Products Division, and Director
Deborah J. Long                                  Senior Vice President, General Counsel, Secretary, and Director
Jim E. Massengale                                Executive Vice President, Acquisitions, and Director
Steven A. Schultz                                Senior Vice President, Financial Institutions, and Director
Wayne E. Stuenkel                                Senior Vice President and Chief Actuary, and Director
A.S. Williams, III                               Executive Vice President, Investments, Treasurer, and Director
Judy Wilson                                      Senior Vice President, Guaranteed Investment Contracts
J. Russell Bailey, Jr.                           Vice President, Group
Michael B. Ballard                               Vice President, Individual Life Marketing
Harvey S. Benjamin                               Vice President, Investment Products Operations
Danny L. Bentley                                 Senior Vice President, Group, and Director
Richard J. Bielen                                Senior Vice President, Investments, and Director
Marcus N. Bowen                                  Vice President, PPGA Sales
Linda C. Cleveland                               Vice President, Acquisition Administration
Chris T. Calos                                   Vice President, Group Sales
Jerry W. DeFoor                                  Vice President and Controller and Chief Accounting Officer
John B. Deremo                                   Vice President, Individual Life Sales
Kevin M. Dunphy                                  Vice President, Business Systems
Kenneth A. Eaise                                 Vice President, Underwriting and Issue
Brent E. Fritz                                   Vice President, Individual Life Product Development
Bruce W. Gordon                                  Vice President, Marketing, Individual Life
James T. Helton III                              Vice President and Group Actuary
Charles (T.O.) McDowell                          Vice President, PPGA Sales
Lawrence G. Merrill                              Vice President, Investment Products Marketing
John O'Sullivan                                  Vice President and Actuary, Investment Products Division
Carl E. Price                                    Vice President, Group Direct Marketing
Charles M. Prior                                 Vice President, Investments
T. Michael Presley                               Vice President and Actuary, Financial Institutions
David C. Stevens                                 Vice President, Group Operations
James M. Styne                                   Vice President, Financial Institutions
Carl S. Thigpen                                  Vice President, Investments and Assistant Secretary
Alan E. Watson                                   Vice President, Individual Life Sales
Thomas W. Willingham                             Vice President, Individual Life Operations and Assistant
                                                 Secretary
Banks M. Wood                                    Vice President, Sales and Marketing, Financial Institutions


------------------------
* Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT

    The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of the owners of their common stock (where applicable), are set forth in the following

                    See organization chart on following page

                                  [GRAPH 179]

Item 27. NUMBER OF CONTRACTOWNERS.


    As of the date of this filing, there were 20,738 contract owners of individual flexible premium deferred variable and fixed annuity contracts offered by Registrant.


Item 28. INDEMNIFICATION OF DIRECTORS AND OFFICERS.

    Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

    In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITER.

    (a)Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Fund and for the Protective Life Variable Separate Account.

    (b)The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.


NAME AND PRINCIPAL                                                  POSITION AND OFFICES
BUSINESS ADDRESS*                  POSITION AND OFFICES                WITH REGISTRANT
--------------------------------  -----------------------  ---------------------------------------
Briggs, Robert Stephen            President, Chief         Executive Vice President, Director
                                  Executive Officer and
                                  Director
Ballard, Michael B.               Director                 Vice President, Individual Life
                                                           Marketing
Merrill, Lawrence G.              Director                 Vice President, Investment Products
                                                           Marketing
King, Carolyn                     Secretary, Chief         Senior Vice President, Investment
                                  Compliance Officer       Products
O'Sullivan, John                  Financial Operations     Vice President and Actuary, Investment
                                  Principal, Treasurer     Products
                                  and Director
Callaway, Steve M.                Director                 None
Janet Summery                     Assistant Secretary      Assistant Vice President, Investment
                                                           Products
Bonnie Miller                     Assistant Secretary      Assistant Vice President, Investment
                                                           Products


------------------------
* Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

Item 30. LOCATION OF ACCOUNTS AND RECORDS.

    All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31. MANAGEMENT SERVICES.

    All management contracts are discussed in Part A or Part B.

Item 32. UNDERTAKINGS.

    (a)Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

    (b)Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

    (c)Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

    (d)The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

    (e)Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant of this Registration Statement has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama on February 27, 1998.



                                          PROTECTIVE VARIABLE ANNUITY


                                          SEPARATE ACCOUNT



                                                  By: /s/ JOHN D. JOHNS


                                          --------------------------------------

                                                   John D. Johns, President
                                            Protective Life Insurance Company



                                          PROTECTIVE LIFE INSURANCE COMPANY



                                                  By: /s/ JOHN D. JOHNS


                                          --------------------------------------

                                                   John D. Johns, President
                                            Protective Life Insurance Company



    As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:



                          SIGNATURE                                 TITLE                           DATE
           ---------------------------------------  -------------------------------------  ----------------------

                   /s/ DRAYTON NABERS, JR.
               ------------------------------               Chairman of the Board            February 27, 1998
                     Drayton Nabers, Jr.                (Principal Executive Officer)

                      /s/ JOHN D. JOHNS
               ------------------------------                     President                  February 27, 1998
                        John D. Johns                   (Principal Financial Officer)

                     /s/ JERRY W. DEFOOR            Vice President, Controller, and Chief
               ------------------------------                Accounting Officer              February 27, 1998
                       Jerry W. DeFoor                 (Principal Accounting Officer)

                   /s/ DRAYTON NABERS, JR.
               ------------------------------                     Director                   February 27, 1998
                     Drayton Nabers, Jr.

                      /s/ JOHN D. JOHNS
               ------------------------------                     Director                   February 27, 1998
                        John D. Johns

                    /s/ R. STEPHEN BRIGGS
               ------------------------------                     Director                   February 27, 1998
                      R. Stephen Briggs

                    /s/ JIM E. MASSENGALE
               ------------------------------                     Director                   February 27, 1998
                      Jim E. Massengale

                    /s/ WAYNE E. STUENKEL
               ------------------------------                     Director                   February 27, 1998
                      Wayne E. Stuenkel

                          SIGNATURE                                 TITLE                           DATE
           ---------------------------------------  -------------------------------------  ----------------------

                   /s/ A. S. WILLIAMS III
               ------------------------------                     Director                   February 27, 1998
                     A. S. Williams III

                    /s/ STEVEN A. SCHULTZ
               ------------------------------                     Director                   February 27, 1998
                      Steven A. Schultz

                     /s/ DEBORAH A. LONG
               ------------------------------                     Director                   February 27, 1998
                       Deborah A. Long

                      /s/ CAROLYN KING
               ------------------------------                     Director                   February 27, 1998
                        Carolyn King

                    /s/ RICHARD J. BIELEN
               ------------------------------                     Director                   February 27, 1998
                      Richard J. Bielen

                    /s/ DANNY L. BENTLEY
               ------------------------------                     Director                   February 27, 1998
                      Danny L. Bentley

                                                              FILE NO. 33-704984
                                                               FILE NO. 811-8108



                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                  PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                       PROTECTIVE LIFE INSURANCE COMPANY



                                    EXHIBITS
                                       TO
                                    FORM N-4
                         POST-EFFECTIVE AMENDMENT NO. 6

                                 EXHIBIT INDEX



NUMBER                            DESCRIPTION
---       ------------------------------------------------------------
14.  Powers of Attorney